                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-05344

                               WILLIAM BLAIR FUNDS

               (Exact name of registrant as specified in charter)

                     222 WEST ADAMS STREET CHICAGO, IL 60606

               (Address of principal executive offices) (Zip code)

                   Marco Hanig, President William Blair Funds.
                              222 West Adams Street
                                Chicago, IL 60606

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 312-236-1600

Date of fiscal year end: December 31

Date of reporting period: September 30, 2004

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 ((S)(S) 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. (S) 3507.

                               REPORT ON FORM N-Q
                        RESPONSES FOR WILLIAM BLAIR FUNDS

Item 1. Schedule of Investments

WILLIAM BLAIR GROWTH FUND
PORTFOLIO OF INVESTMENTS, SEPTEMBER 30, 2004 (all dollar amounts in thousands) (unaudited)

--------------------------------------------------------------------------------
  ISSUER                                                 SHARES       VALUE
--------------------------------------------------------------------------------

  COMMON STOCKS

  INFORMATION TECHNOLOGY - 33.5%
* CDW Corporation                                        108,530    $    6,298
* Cognos, Inc.                                            89,025         3,162
* Dell, Inc.                                             219,650         7,820
* Digital Insight Corporation                             89,290         1,217
* EMC Corporation                                        373,275         4,308
  First Data Corporation                                 236,900        10,305
* Intuit, Inc.                                           133,525         6,062
* Iron Mountain, Inc.                                    202,438         6,852
* Jabil Circuit, Inc.                                    244,510         5,624
  Linear Technology Corporation                          123,475         4,475
  Microchip Technology, Inc.                             105,805         2,840
  Paychex, Inc.                                          149,300         4,501
  SAP AG--ADR                                            212,205         8,265
* Skillsoft plc--ADR                                     280,680         1,878
  Startek, Inc.                                           33,025         1,036
* SunGard Data Systems, Inc.                             305,525         7,262
  Taiwan Semiconductor Mfg. Co. Ltd.--ADR                830,401         5,929
                                                                    ----------
                                                                        87,834
                                                                    ----------

  HEALTH CARE - 24.9%
  Alcon, Inc.                                             70,070         5,620
  Allergan, Inc.                                          56,285         4,083
* Amgen, Inc.                                            110,000         6,235
* Axcan Pharma, Inc.                                     180,900         2,820
* Boston Scientific Corporation                           79,965         3,177
  Eli Lilly & Company                                    100,500         6,035
* Express Scripts, Inc., Class "A"                        76,100         4,972
* Integra Lifesciences Holding Corporation                73,225         2,351
  Medtronic, Inc.                                        188,390         9,777
* ResMed, Inc.                                            80,400         3,828
  UnitedHealth Group, Inc.                               114,850         8,469
  Valeant Pharmaceuticals International                   73,375         1,770
* Zimmer Holdings, Inc.                                   75,655         5,980
                                                                    ----------
                                                                        65,117
                                                                    ----------

  INDUSTRIALS -11.7%
  C.H. Robinson Worldwide                                 66,765         3,097
  Corporate Executive Board Company                       56,700         3,472
  Danaher Corporation                                    235,596        12,081
* Education Management Corporation                       140,000         3,730
* Knight Transportation, Inc.                            254,125         5,443
* Ryanair Holdings plc--ADR                              100,500         2,935
                                                                    ----------
                                                                        30,758
                                                                    ----------

  CONSUMER DISCRETIONARY - 11.5%
* Bed, Bath & Beyond, Inc.                               182,325    $    6,766
* CarMax, Inc.                                           193,095         4,161
* Entercom Communications Corporation                    133,235         4,352
  Family Dollar Stores, Inc.                             159,350         4,319
  Harley Davidson, Inc.                                  104,800         6,229
* Kohl's Corporation                                      89,900         4,332
                                                                    ----------
                                                                        30,159
                                                                    ----------

  FINANCIALS - 8.3%
  Goldman Sachs Group, Inc.                               28,415         2,649
  SEI Investments Company                                163,530         5,508
  SLM Corporation                                        172,275         7,683

WILLIAM BLAIR GROWTH FUND (continued)
PORTFOLIO OF INVESTMENTS, SEPTEMBER 30, 2004 (all dollar amounts in thousands) (unaudited)

--------------------------------------------------------------------------------
  ISSUER                                                 SHARES       VALUE
--------------------------------------------------------------------------------

  State Street Corporation                               136,400         5,826
                                                                    ----------
                                                                        21,666
                                                                    ----------

  MATERIALS - 3.8%
  Ecolab, Inc.                                           196,700         6,184
  Praxair, Inc.                                           90,590         3,872
                                                                    ----------
                                                                        10,056
                                                                    ----------

  CONSUMER STAPLES - 3.2%
  PepsiCo, Inc.                                          170,850         8,312
                                                                    ----------

  ENERGY - 2.4%
  Apache Corporation                                      66,050         3,310
  Suncor Energy, Inc.                                     90,020         2,882
                                                                    ----------
                                                                         6,192
                                                                    ----------

  TOTAL COMMON STOCK - 99.3%
   (cost $215,370)                                                     260,094
                                                                    ----------

  INVESTMENT IN AFFILIATE
  William Blair Ready Reserves                         2,272,794         2,273
                                                                    ----------

                                                                    ----------
  TOTAL INVESTMENT IN AFFILIATE - 0.9%
   (cost $2,273)                                                         2,273
                                                                    ----------

  TOTAL INVESTMENTS - 99.9%
   (cost $217,643)                                                     262,367

  Liabilities, plus cash and other assets - (0.2)%                        (574)

                                                                    ----------
  Net assets - 100.0%                                               $  261,793
                                                                    ==========

----------
*Non-income producing securities
ADR=American Depository Receipt
+ = U.S. listed foreign security

            See accompanying Notes to the Portfolios of Investments.

WILLIAM BLAIR TAX MANAGED GROWTH FUND
PORTFOLIO OF INVESTMENTS, SEPTEMBER 30, 2004 (all dollar amounts in thousands) (unaudited)

--------------------------------------------------------------------------------
  ISSUER                                                 SHARES       VALUE
--------------------------------------------------------------------------------

  COMMON STOCKS

  INFORMATION TECHNOLOGY - 19.5%
* BISYS Group, Inc.                                        5,695    $       83
* Caci International, Inc., Class "A"                      1,360            72
  CDW Corporation                                          1,620            94
  First Data Corporation                                   2,900           126
* Intuit, Inc.                                             3,125           142
* Jabil Circuit, Inc.                                      3,545            82
  Microchip Technology, Inc.                               4,170           112
  Microsoft Corporation                                    1,920            53
  Paychex, Inc.                                            1,620            49
  SAP AG-ADR                                               1,420            55
* SunGard Data Systems, Inc.                               4,210           100
  Taiwan Semiconductor Mfg. Co. Ltd.--ADR                  7,829            56
  Xilinx, Inc.                                             1,770            48
                                                                    ----------
                                                                         1,072
                                                                    ----------

  HEALTH CARE - 17.6%
  Alcon, Inc.+                                               965            77
  Allergan, Inc.                                             795            58
* Amgen, Inc.                                              1,835           104
* Express Scripts, Inc., Class "A"                         2,085           136
  Guidant Corporation                                      1,405            93
  Pfizer, Inc.                                             3,225            99
* ResMed, Inc.                                             2,197           104
* St. Jude Medical, Inc.                                   1,180            89
  Stryker Corporation                                      1,230            59
* Zimmer Holdings, Inc.                                    1,910           151
                                                                    ----------
                                                                           970
                                                                    ----------

  CONSUMER DISCRETIONARY - 17.2%
* Bed, Bath & Beyond, Inc.                                 2,070            77
* CarMax, Inc.                                             2,710            58
* Comcast Corporation, Class "A"                           4,150           116
  Dollar General Corporation                               4,230            85
* Entercom Communications Corporation                      2,070            68
* IAC InterActiveCorp                                      3,240            71
* Kohl's Corporation                                         980            47
  Lowe's Companies, Inc.                                   2,735           149
  Regis Corporation                                        2,105            85
* Univision Communications, Inc.                           1,820            57
* Williams-Sonoma, Inc.                                    3,645           137
                                                                    ----------
                                                                           950
                                                                    ----------

  INDUSTRIALS - 16.3%
* Apollo Group, Inc., Class "A"                              750            55
  C.H. Robinson Worldwide, Inc.                            2,455           114
* ChoicePoint, Inc.                                        1,230            52
  Danaher Corporation                                      3,020           155
  Expeditors International of Washington                   2,245           116
  Fastenal Company                                         2,520           145
  General Electric Company                                 3,355           113
* Knight Transportation, Inc.                              3,255            70
* Ryanair Holdings plc - ADR                               2,685            78
                                                                    ----------
                                                                           898
                                                                    ----------

  FINANCIALS - 13.2%
  Ambac Financial Group, Inc.                              1,450           116
  American International Group                             2,210           150
  Investors Financial Service Corporation                  2,240           101

WILLIAM BLAIR TAX MANAGED GROWTH FUND (continued)
PORTFOLIO OF INVESTMENTS, SEPTEMBER 30, 2004 (all dollar amounts in thousands) (unaudited)

--------------------------------------------------------------------------------
  ISSUER                                                 SHARES       VALUE
--------------------------------------------------------------------------------

  Moody's Corporation                                      2,015           148
  Northern Trust Corporation                               1,990            81
  State Street Corporation                                 1,495            64
  XL Capital Ltd., Class "A"                                 900            67
                                                                    ----------
                                                                           727
                                                                    ----------

  CONSUMER STAPLES - 6.5%
  Colgate-Palmolive Company                                1,100            50
  PepsiCo, Inc.                                            2,825           137
  Walgreen Co.                                             2,365            85
  Whole Foods Market, Inc.                                 1,030            88
                                                                    ----------
                                                                           360
                                                                    ----------

  MATERIALS - 5.7%
  Airgas, Inc.                                             5,550           133
  Ecolab, Inc.                                             2,090            66
  Praxair, Inc.                                            2,660           114
                                                                    ----------
                                                                           313
                                                                    ----------

  ENERGY - 3.3%
  Suncor Energy, Inc.                                      5,580           179
                                                                    ----------
  Total Common Stock 99.3%                                               5,469
   (cost $4,409)                                                    ----------

  INVESTMENT IN AFFILIATE
  William Blair Ready Reserves                            57,715            58
                                                                    ----------
  TOTAL INVESTMENT IN AFFILIATE - 1.0%                                      58
   (cost $58)                                                       ----------

  Total Investments - 100.3%
   (cost $4,467)                                                         5,527

  Liabilities, plus cash and other assets - (0.3)%                         (17)
                                                                    ----------
  Net assets - 100.0%                                               $    5,510
                                                                    ==========


----------
* Non-income producing securities
ADR=American Depository Receipt
+ = U.S. listed foreign security

            See accompanying Notes to the Portfolios of Investments.

WILLIAM BLAIR LARGE CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS, SEPTEMBER 30, 2004 (all dollar amounts in thousands) (unaudited)

--------------------------------------------------------------------------------
  ISSUER                                                 SHARES       VALUE
--------------------------------------------------------------------------------

  COMMON STOCKS

  INFORMATION TECHNOLOGY - 29.5%
* Dell, Inc.                                               7,450    $      265
* EMC Corporation                                          9,600           111
  First Data Corporation                                   6,400           278
  Intel Corporation                                        5,535           111
* Intuit, Inc.                                             3,450           157
  Linear Technology Corporation                            5,025           182
  Paychex, Inc.                                            4,790           144
  SAP AG--ADR                                              5,375           209
* SunGard Data Systems, Inc.                               8,360           199
  Taiwan Semiconductor Mfg. Co. Ltd.-ADR                  19,052           136
                                                                    ----------
                                                                         1,792
                                                                    ----------

  HEALTH CARE -23.3%
  Alcon, Inc.+                                             1,635           131
  Allergan, Inc.                                           1,600           116
* Amgen, Inc.                                              3,185           181
  Eli Lilly & Company                                      2,255           135
  Medtronic, Inc.                                          5,545           288
  Pfizer, Inc.                                             5,240           160
  UnitedHealth Group, Inc.                                 3,740           276
* Zimmer Holdings, Inc.                                    1,620           128
                                                                    ----------
                                                                         1,415
                                                                    ----------

  CONSUMER STAPLES -10.9%
  Avon Products, Inc.                                      2,900           127
  PepsiCo, Inc.                                            3,150           153
  Wal Mart Stores, Inc.                                    3,085           164
  Walgreen Co.                                             6,025           216
                                                                    ----------
                                                                           660
                                                                    ----------

  FINANCIALS-10.7%
  Federal National Mortgage Association                    2,250           142
  Goldman Sachs Group, Inc.                                  825            77
  SLM Corporation                                          6,000           268
  State Street Corporation                                 3,770           161
                                                                    ----------
                                                                           648
                                                                    ----------

  CONSUMER DISCRETIONARY-10.2%
* Bed, Bath & Beyond, Inc.                                 6,000           223
  Clear Channel Communications, Inc.                       3,685           115
  Harley-Davidson, Inc.                                    2,300           137
* Kohl's Corporation                                       3,000           145
                                                                    ----------
                                                                           620
                                                                    ----------

  INDUSTRIALS - 7.9%
  Danaher Corporation                                      5,957           305
  General Electric Company                                 5,150           173
                                                                    ----------
                                                                           478
                                                                    ----------

  MATERIALS -4.4%
  Ecolab, Inc.                                             4,550           143
  Praxair, Inc.                                            3,015           129
                                                                    ----------
                                                                           272

WILLIAM BLAIR LARGE CAP GROWTH FUND (continued)
PORTFOLIO OF INVESTMENTS, SEPTEMBER 30, 2004 (all dollar amounts in thousands) (unaudited)

--------------------------------------------------------------------------------
  ISSUER                                                 SHARES       VALUE
--------------------------------------------------------------------------------

                                                                    ----------

  ENERGY- 2.3%
  Apache Corporation                                       1,450            73
  Suncor Energy, Inc.+                                     2,110            67
                                                                    ----------
                                                                           140
                                                                    ----------

  TOTAL COMMON STOCK  - 99.2%                                            6,025
   (cost  $5,347)                                                   ----------

  INVESTMENT IN AFFILIATE
  William Blair Ready Reserves                            54,140            54
                                                                    ----------
  Total Investment in Affiliate - 0.9%                                      54
   (cost  $54)                                                      ----------

  TOTAL INVESTMENTS - 100.1%                                             6,079
   (cost  $5,401)

  Liabilities, plus cash and other assets - (0.1)%                          (6)
                                                                    ----------
  Net assets - 100.0%                                               $    6,073
                                                                    ----------

----------
*Non-income producing securities
ADR=American Depository Receipt
+ = U.S. listed foreign security

            See accompanying Notes to the Portfolios of Investments.

SMALL CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS, SEPTEMBER 30, 2004 (all dollar amounts in thousands) (unaudited)

--------------------------------------------------------------------------------
  ISSUER                                                 SHARES       VALUE
--------------------------------------------------------------------------------

  COMMON STOCKS

  CONSUMER DISCRETIONARY - 41.2%
* 4 Kids Entertainment, Inc.                             433,015    $    8,747
* Casual Male Retail Group, Inc.                         493,030         2,584
* Century Casinos, Inc.                                  723,920         4,126
* Charles River Associates                               287,497        11,008
* Coinstar, Inc.                                         438,230        10,211
* Corrections Corporation of America                     215,615         7,624
* Cross Country Healthcare, Inc.                         357,730         5,545
* Cumulus Media, Inc., Class "A"                         521,980         7,511
* Elizabeth Arden, Inc.                                  341,560         7,193
* Emmis Communications Corporation, Class "A"            314,780         5,685
* FirstService Corporation +                             229,710         5,534
  Fred's, Inc.                                           358,650         6,441
* FTI Consulting, Inc.                                   399,850         7,557
* Guitar Center, Inc.                                    138,655         6,004
* Insight Enterprises, Inc.                              529,710         8,920
* Intermix Media, Inc.                                 2,089,075         5,369
* Kforce, Inc.                                         1,114,605         9,340
* Labor Ready, Inc.                                      845,610        11,855
* Laureate Education, Inc.                               482,160        17,946
* Lions Gate Entertainment Corporation+                1,081,720         9,411
  Mannatech, Inc.                                        145,700         2,043
  Ruby Tuesday, Inc.                                     272,660         7,599
* Scientific Games Corporation, Class "A"                447,270         8,543
* Shuffle Master, Inc.                                   315,211        11,808
  Speedway Motorsports, Inc.                             219,670         7,322
  StarTek, Inc.                                          233,930         7,336
  Strayer Education, Inc.                                 90,200        10,374
* ValueClick, Inc.                                     1,972,980        18,625
* ValueVision Media, Inc., Class "A"                     482,755         6,464
* Workstream, Inc.+                                      532,745         1,529
* Workstream, Inc.+, # **                              2,418,160         6,740
  World Wrestling Entertainment, Inc.                    648,650         7,927
                                                                    ----------
                                                                       254,920
                                                                    ----------

  HEALTH CARE - 17.0%
* Allied Healthcare International                      1,526,300         8,227
* American Healthways, Inc.                              282,430         8,222
* Axcan Pharma, Inc.+                                    789,020        12,301
* Cell Therapeutics, Inc.                              1,084,210         7,438
* Connectics Corporation                                 273,930         7,402
* Discovery Partners International, Inc.               1,195,796         5,740
* Intergra Lifesciences Holdings Corporation             418,175        13,428
* Kensey Nash Corporation                                238,835         6,255
* Matria Healthcare, Inc.                                242,576         6,867
* Sangamo Biosciences, Inc.                              501,885         2,444
* Santarus, Inc.                                         655,050         5,941
* Telik, Inc.                                            405,765         9,049
* VitalWorks, Inc.                                     3,076,624        11,476
                                                                    ----------
                                                                       104,790
                                                                    ----------

  TECHNOLOGY - 16.5%
* AMIS Holdings, Inc.                                    504,440         6,820
* Answerthink, Inc.                                      457,390         2,447
* Artisan Components, Inc.                               101,457         2,953
* Aspen Technology, Inc.                                 841,860         5,884
* Blackbaud, Inc.                                        735,850         7,211
* Harris Corporation                                     182,875        10,047
* Kanbay International, Inc.                             271,955         5,782
* LCC International, Inc., Class "A"                     875,350         2,784
* Loudeye Corporation                                  3,918,270         4,232
* Open Solutions, Inc.                                   259,060         6,469
* Open Text Corporation+                                 353,475         6,101

SMALL CAP GROWTH FUND (continued)
PORTFOLIO OF INVESTMENTS, SEPTEMBER 30, 2004 (all dollar amounts in thousands) (unaudited)

--------------------------------------------------------------------------------
  ISSUER                                                 SHARES       VALUE
--------------------------------------------------------------------------------

* OPNET Technologies, Inc.                               966,510         9,916
* Optimal Group, Inc.                                    695,837         6,388
* Scansoft, Inc.                                       1,877,925         7,662
* Ultimate Software Group, Inc.                          852,352        10,467
* WebEx Communications, Inc.                             328,445         7,167
                                                                    ----------
                                                                       102,330
                                                                    ----------

  FINANCIAL SERVICES - 8.3%
* Affiliated Managers Group, Inc.                        137,605         7,367
* Commercial Capital Bancorp, Inc.                       239,975         5,445
* Credit Acceptance Corp.                                289,180         5,477
* Electronic Clearing House                              599,737         5,278
* Euronet Worldwide, Inc.                                543,390        10,172
  Global Payments, Inc.                                  134,840         7,221
  National Financial Partners Corporation                282,025        10,091
                                                                    ----------
                                                                        51,051
                                                                    ----------

  OTHER ENERGY - 5.3%
* ATP Oil and Gas Corporation                            680,550         8,289
* Comstock Resources, Inc.                               344,935         7,216
  Gasco Energy' Inc.                                   1,769,455         6,016
* Grey Wolf, Inc.                                      1,580,610         7,729
* Ultra Petroleum Corporation                             67,485         3,310
                                                                    ----------
                                                                        32,560
                                                                    ----------

  MATERIALS AND PROCESSING - 2.5%
  Airgas, Inc.                                           347,955         8,375
* Comfort Systems USA, Inc.                            1,083,360         7,150
                                                                    ----------
                                                                        15,525
                                                                    ----------
----------
*Non-income producing securities
ADR = American Depository Receipt
+ =  U.S. listed foreign security
# = Restricited security. The fund purchased 2,418,160 restricted shares on July 16, 2004 at a cost of $5,441 (in thousands). The value of the fund's holding was $6,740 or $2.79 per share, or 1.09% of net assets at Sept. 30, 2004.
** Fair valued pursuant to Valuation Procedures adopted by the Board of Trustees.

            See accompanying Notes to the Portfolios of Investments.

SMALL CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS, SEPTEMBER 30, 2004 (all dollar amounts in thousands) (unaudited)

--------------------------------------------------------------------------------
  ISSUER                                                 SHARES       VALUE
--------------------------------------------------------------------------------

  COMMON STOCKS - (CONTINUED)

  PRODUCER DURABLES - 2.5%
* Educate, Inc.                                          371,150    $    4,376
* Providence Service Corporation                         253,100         4,903
* Ultratech, Inc.                                        393,880         6,172
                                                                    ----------
                                                                        15,451
                                                                    ----------

  UTILITIES - 0.90%
* Intrado, Inc.                                          549,530         5,556
                                                                    ----------

                                                                    ----------
  TOTAL IN COMMON STOCK - 94.2%                                        582,183
   (Total Cost $504,575)                                            ----------

  INVESTMENT IN AFFILIATE - 4.6%
  William Blair Ready Reserves                        28,362,830        28,363
                                                                    ----------

  TOTAL INVESTMENT IN AFFILIATE                                         28,363
   (Cost $28,363)                                                   ----------

  SHORT-TERM INVESTMENTS - 0.7%
  American Express Demand Note,                        4,706,000         4,706
     VRN 1.69%, due 10/1/04
  (Cost $4,706)

                                                                    ----------
  Total Short-Term Investments                                           4,706
                                                                    ----------

  Total Investments - 99.5%                                            615,252
   (cost $537,644 )

  Cash and other assets, less liabilities - 0.5%                         3,152
                                                                    ----------
  Net assets - 100.0%                                               $  618,404
                                                                    ==========

----------
*Non-income producing securities
ADR = American Depository Receipt
+ =  U.S. listed foreign security

            See accompanying Notes to the Portfolios of Investments.

SMALL-MID CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS, SEPTEMBER 30, 2004 (all dollar amounts in thousands) (unaudited)

--------------------------------------------------------------------------------
  ISSUER                                                 SHARES       VALUE
--------------------------------------------------------------------------------

  COMMON STOCKS

  CONSUMER DISCRETIONARY - 33.9%
* Bed, Bath and Beyond, Inc.                              11,100    $      412
* CarMax, Inc.                                            20,200           435
  CDW Corporation                                          8,300           482
  Cintas Corporation                                       5,100           214
  Corporate Executive Board Co.                            7,700           471
* Corrections Corporation of America                       5,700           202
* Cross Country Healthcare, Inc.                          11,900           184
* Entercom Communications Corporation                      4,900           160
  Fastenal Company                                         8,100           467
* Getty Images, Inc.                                       3,200           177
* Guitar Center, Inc.                                      3,530           153
* Hewitt Associates, Inc., Class "A"                       5,900           156
* Iron Mountain, Inc.                                     11,450           388
* Lamar Advertising Company                                6,200           258
* Laureate Education, Inc.                                16,200           603
  MSC Industrial Direct Company, Inc.                      5,900           201
* O'Reilly Automotive, Inc.                               10,500           402
* Shuffle Master, Inc.                                     4,900           184
  Strayer Education, Inc.                                  1,900           218
                                                                    ----------
                                                                         5,767
                                                                    ----------

  HEALTH CARE - 19.4%
* American Healthways, Inc.                                6,300           183
* Axcan Pharma, Inc.+                                     17,700           276
* Cell Therapeutics, Inc.                                 24,000           165
* Connetics Corporation                                   10,370           280
* Express Scripts, Inc.                                    7,400           484
* IDEXX Laboratories, Inc.                                 3,300           167
* Integra LifeSciences Holdings Corporation               12,520           402
* IVAX Corporation                                        16,425           315
* Kensey Nash Corporation                                  6,300           165
* Medicines Company                                        6,500           157
* Patterson Companies, Inc.                                2,200           168
* ResMed, Inc.                                             6,100           290
* Telik, Inc.                                             11,300           252
                                                                    ----------
                                                                         3,304
                                                                    ----------

  TECHNOLOGY - 14.8%
  Adobe Systems, Inc.                                      6,200           307
* Amis Holdings, Inc.                                     13,100           177
* Artisan Components, Inc.                                 6,700           195
* Cognos, Inc.+                                           10,100           359
* Intuit, Inc.                                             9,800           445
* Jabil Circuit, Inc.                                     13,600           313
  Microchip Technology, Inc.                              15,100           405
* OPNET Technologies, Inc.                                19,600           201
  Xilinx, Inc.                                             4,300           116
                                                                    ----------
                                                                         2,518
                                                                    ----------

  AUTOS AND TRANSPORT - 8.6%
  C.H. Robinson Worldwide, Inc.                            5,800           269
  Expeditors International of Washington                  10,400           538
  Gentex Corporation                                       5,600           197
* Knight Transportation, Inc.                             21,400           458
                                                                    ----------
                                                                         1,462
                                                                    ----------
  FINANCIAL SERVICES - 7.8%

SMALL-MID CAP GROWTH FUND (continued)

PORTFOLIO OF INVESTMENTS, SEPTEMBER 30, 2004 (all dollar amounts in thousands) (unaudited)

--------------------------------------------------------------------------------
  ISSUER                                                 SHARES       VALUE
--------------------------------------------------------------------------------

  East West Bancorp, Inc.                                  6,200    $      208
* Fiserv, Inc.                                             9,100           317
  Investors Financial Services Corporation                 6,900           312
* SunGard Data Systems, Inc.                              13,600           323
  XL Capital Ltd., Class "A" +                             2,200           163
                                                                    ----------
                                                                         1,323
                                                                    ----------
  OTHER ENERGY - 4.9%
  Apache Corporation                                       7,200           361
* Smith International, Inc.                                7,700           468
                                                                    ----------
                                                                           829
                                                                    ----------
  MATERIALS AND PROCESSING - 2.0%
  Airgas, Inc.                                            14,400           346
                                                                    ----------
  PRODUCER DURABLES - 1.8%
  Pentair, Inc.                                            8,900           311
                                                                    ----------
  UTILITIES - 0.9%
* Intrado, Inc.                                           15,170           153
                                                                    ----------

                                                                    ----------
  Total in Common Stock - 94.1%                                         16,012
   (Total Cost $15,590)                                             ----------

  INVESTMENT IN AFILIATE
  William Blair Ready Reserves                         1,028,962         1,029
                                                                    ----------

  TOTAL INVESTMENT IN AFILIATE - 6.1%
   (Cost $1,029)                                                         1,029
                                                                    ----------

  TOTAL INVESTMENTS - 100.2%
   (Cost $16,619)                                                       17,041

  Liabilities, plus cash and other assets - (0.2)%                         (38)

                                                                    ----------
  Net Assets - 100%                                                 $   17,003
                                                                    ==========
----------
Non-income producing securities
ADR = American Depository Receipt
+ =  U.S. listed foreign security

             See accompanying Notes to the Portfolios of Investments.

INTERNATIONAL GROWTH FUND

PORTFOLIO OF INVESTMENTS, SEPTEMBER 30, 2004 (all dollar amounts in thousands)(unaudited)

--------------------------------------------------------------------------------
  ISSUER                                                 SHARES       VALUE
--------------------------------------------------------------------------------

  COMMON STOCKS
  EUROPE - 30.5%
  AUSTRIA - 1.4%
  Erste Bank Der Oester (Banking)                        846,000    $   35,307
                                                                    ----------

  ESTONIA - 0.4%
  Hansabank (Banking)                                  1,214,083        10,843
                                                                    ----------

  FINLAND - 0.6%
  Nokian Renkaat Oyj (Automotive)                        130,400        14,229
                                                                    ----------

  FRANCE - 7.4%
  Christian Dior (Apparel and luxury goods)              411,304        24,619
  Essilor International (Health care supplies)           228,590        14,731
  Hermes International SCA (Apparel & luxury goods)      124,300        23,653
* JC Decaux (Media)                                    1,236,100        28,206
  Klepierre (Real estate)                                169,800        12,312
  Mr. Bricolage SA (Home improvement -retail)            113,197         2,739
* Orpea (Hospital and nursing management)                386,868        10,794
  Sanofi-Avenits (Pharmaceuticals)                       952,100        69,338
                                                                    ----------
                                                                       186,392
                                                                    ----------

  GERMANY - 6.1%
  Bayer Motoren Werke (Motor vehicles)                   859,900        35,423
  Continental AG (Tires and rubber)                      574,200        31,291
  Did Deutscher Industrie Svc (Commercial services)      226,461         6,528
  GFK AG (Commercial services)                           260,400         7,295
  Puma AG (Consumer non-durables)                         62,285        16,725
  SAP AG (Software)                                      363,600        56,546
                                                                    ----------
                                                                       153,808
                                                                    ----------

  GREECE - 2.4%
  Coca-Cola Hellenic Bottling S.A. (Beverages)         1,088,800        23,539
  EFG Eurobank (Banking)                                 559,000        13,171
  Folli Follie S.A. (Apparel and footwear retailer)      356,900        10,300
  National Bank of Greece (Banking)                      550,020        13,408
                                                                    ----------
                                                                        60,418
                                                                    ----------

  IRELAND - 1.2%
  Anglo Irish Bank plc (Finance)                       1,020,200        18,728
* Grafton Group (Wholesale distributors)               1,210,300        11,256
                                                                    ----------
                                                                        29,984
                                                                    ----------

  ITALY - 2.5%
  Banco Popolare Di Verona E N (Banking)               1,797,700        31,637
  Credito Emiliano SpA (Banking)                       1,297,400        10,827
  Merloni Elettrodemestici SpA (Electronics and          559,584         9,232
   appliances)
  Pirelli & C Real Estate (Real estate development)      249,852        10,399
                                                                    ----------
                                                                        62,095
                                                                    ----------

  NORWAY - 1.3%
  Statoil Asa (Integrated oil and gas)                 2,330,300        33,631
                                                                    ----------

INTERNATIONAL GROWTH FUND (continued)

PORTFOLIO OF INVESTMENTS, SEPTEMBER 30, 2004 (all dollar amounts in thousands)(unaudited)

--------------------------------------------------------------------------------
  ISSUER                                                 SHARES       VALUE
--------------------------------------------------------------------------------

  SPAIN - 1.2%
  Banco Popular Espanol (Banking)                        267,700        14,919
  Grupo Ferrovial S.A. (Industrial services)             367,000        16,427
                                                                    ----------
                                                                        31,346
                                                                    ----------

  SWEDEN - 2.8%
* Ericsson LM-B Shares (Communications equipment)     22,369,500        69,801
                                                                    ----------

  SWITZERLAND - 3.2%
* Actelion (Biotechnology)                                96,900         9,976
* Geberit (Building products)                              3,611         2,816
* Micronas Semiconductor (Electronic technology)         156,850         6,689
  Serono S.A., Class "B" (Biotechnology)                  39,100        24,154
  UBS AG (Banking)                                       525,600        37,107
                                                                    ----------
                                                                        80,742
                                                                    ----------

  UNITED KINGDOM - 17.6%
  BG Group plc (Industrial services)                   6,732,300        45,266
* Cairn Energy plc (Oil and gas exploration and          629,800        16,545
  production)
  Capita Group plc (Commercial services)               4,336,900        25,880
  Carnival plc (Hotels, restaurants and                1,028,900        50,801
  leisure activities)

  Cattle's Holdings plc (Finance and leasing)          1,571,800         9,412
  Cobham plc (Aerospace & defense)                       512,900        12,381
  French Connection (Apparel and footwear retail)        663,900         3,813
  HSBC Holdings (Diversified banks)                    3,160,200        50,248
  Intertek Group (Diversified commercial services)       879,305         9,561
  Johnston Press plc (Publishing)                        347,800         3,508
  MAN Group plc (Finance)                                652,700        14,070
  McCarthy & Stone plc (Real estate)                     755,300         8,209
* Michael Page International (Personnel Services)      3,394,200        11,388
  Next plc (Multiline retail)                            655,400        19,409
  Reckitt Benckiser plc (Household products)           1,478,500        36,290
  Smith & Nephew plc (Health care equipment            2,770,000        25,474
  and supplies)
  Standard Chartered plc (Banking)                     2,826,400        48,593
  Tesco plc (Food retailer)                           10,435,500        53,964
                                                                    ----------
                                                                       444,812
                                                                    ----------

  CANADA - 6.0%
* Alimentation Couche-Tard - Class  "B" (Food retail)    570,500        13,684
* Cognos Inc. (Software)                                 447,700        16,018
  Manulife Financial Corp. (Life and health insurance) 1,154,700        50,726
* Precision Drilling Corp. (Drilling)                    247,100        14,231
* Research in Motion Ltd. (Wireless telecommunication)   234,800        17,937
* Shoppers Drug Mart Corp. (Retail trade)                419,800        11,385
  Suncor Energy, Inc. (Energy minerals)                  883,300        28,297
                                                                    ----------
                                                                       152,278
                                                                    ----------

  JAPAN - 20.4%
  Aeon Credit Service Co., Ltd. (Consumer finance)       244,700        13,939
  Aeon Mall Co., Ltd. (Real estate)                      206,900        11,831
  Arnest One Corp. (Real estate)                         213,700         5,375
  Askul Corporation (Retail trade)                       168,300        10,528
  Canon, Inc. (Office electronics)                       844,400        39,791
* Chiyoda Corp. (Construction)                         1,718,000        13,044
  Fast Retailing (Specialty retail)                      351,500        23,933
  Hino Motors  Ltd. (Trucks, construction              3,205,500        22,358
  and farm machinery)

INTERNATIONAL GROWTH FUND (continued)

PORTFOLIO OF INVESTMENTS, SEPTEMBER 30, 2004 (all dollar amounts in thousands)(unaudited)

--------------------------------------------------------------------------------
  ISSUER                                                 SHARES       VALUE
--------------------------------------------------------------------------------

  Hoya Corporation (Electronic technology)               294,000        30,881
  Keyence Corporation (Electronic technology)            120,660        25,440
  Misumi Corp. (Trading companies and distributors)      330,050         8,776
  Mitsubishi Tokyo Financial  (Banking)                    4,824        40,208
  Nakanishi Inc. (Medical specialties)                   119,000         8,006
  Neomax Co., Ltd. (Electronic equipment                 412,000         6,602
  and instruments)
  Nitori Company Ltd. (Specialty stores)                 195,760        11,264
  Nitto Denko Corporation (Electronic technology)        509,600        23,508
  Orix Corporation (Consumer finance)                    322,000        33,004
  Park 24 Co., Ltd. (Commercial services)                274,600         8,096
  Pasona Inc. (Personnel services)                         3,105         7,887
  Point Inc. (Apparel and footwear retail)               340,900         9,386
  Ryohin Keikaku Co. (General merchandise retailer)      207,700         8,982
  Sawai Pharmaceutical Co., Ltd. (Pharmaceuticals)       199,800         6,338
  Sharp Corp. (Electronics)                            2,417,200        33,326
* Shinsei Bank, Ltd. (Banking)                         3,262,000        19,813
  SMC Corporation (Trucks, construction                  214,200        20,556
  and farm machinery)
  Sumitomo Trust & Banking Co. (Finance)               4,885,000        28,907
  Toto Ltd. (Building products)                        1,831,000        15,942
  Trend Micro, Inc. (Application software)               414,500        17,871
  USS Co., Ltd. (Commercial services)                    126,800         9,591
                                                                    ----------
                                                                       515,183
                                                                    ----------

             See accompanying Notes to the Portfolios of Investments.

     International Growth Fund
     Portfolio of Investments, September 30, 2004 (all dollar amounts in thousands) (unaudited)

--------------------------------------------------------------------------------
  ISSUER                                                 SHARES       VALUE
--------------------------------------------------------------------------------

  EMERGING ASIA - 8.8%
  INDIA  -  3.5%
  Bharat Forge Ltd. (Machinery)                          422,048    $    7,273
* Bharti Tele-Ventures (Wireless telecommunication     4,374,800        13,919
   services)
* Biocon Ltd. (Biotechnology)                            996,415        11,826
  HDFC Bank (Banking)                                  1,240,400        10,942

  Housing Development Finance Corp.                      988,300        13,110
   (Financial services)
  Infosys Technologies, Ltd.                             684,824        25,253
   (Consulting and software serv)
  Mphasis BFL, Ltd. (Information technology)             940,728         6,102
                                                                    ----------
                                                                        88,425
                                                                    ----------

  INDONESIA  - 0.6%
* Bank Rakyat Indonesia (Banking)                     58,813,000        13,202
  Unilever Indonesia Tbk                               1,796,500           638
   (Household and personal care)
                                                                    ----------
                                                                        13,840
                                                                    ----------

  SOUTH KOREA  - 3.0%
  Hyundai Motor Co., Ltd. (Automobiles)                  771,800        35,509
  Samsung Electronics Co. (Semiconductors)                97,800        38,838
                                                                    ----------
                                                                        74,347
                                                                    ----------

  TAIWAN  - 1.6%
  EVA Airways  Corp. (Airlines)                       23,436,110         9,101
  Hon Hai Precision Industry (Computers)               9,398,312        32,361
                                                                    ----------
                                                                        41,462
                                                                    ----------

  THAILAND  -  0.1%
* Tisco Finance (Finance, rental and leasing)          2,483,000         1,425
                                                                    ----------

  ASIA - 5.9%
  Australia  -  2.6%
  Billabong International Ltd.                         1,406,700         9,782
   (Apparel and luxury goods)

  Macquarie Bank, Ltd. (Financial services)              575,600        15,257
  Perpetual Trustees Australia                           293,200        10,711
   (Investment managers)
  Sigma Company, Ltd. (Medical distributors)           1,655,110         9,708
  Toll Holdings, Ltd. (Trucking)                       2,308,900        19,520
                                                                    ----------
                                                                        64,978
                                                                    ----------

  HONG KONG  -  3.1%
  China Insurance International (Insurance)           16,510,000         8,535
  Cnooc Ltd. (Oil and gas)                            75,312,000        39,384
  Esprit Holdings Ltd. (Apparel, footwear              3,047,500        15,474
   and retail)
* Global Bio-Chem Technol (Food products)                160,000            11
  Techtronic Industries Co. (Consumer durables)        7,858,200        15,465
                                                                    ----------
                                                                        78,869
                                                                    ----------

  SINGAPORE  -  0.2%

     International Growth Fund (continued)
     Portfolio of Investments, September 30, 2004 (all dollar amounts in thousands) (unaudited)

--------------------------------------------------------------------------------
  ISSUER                                                 SHARES       VALUE
--------------------------------------------------------------------------------

  Osim International Ltd. (Consumer sundries)          8,218,800         4,787
                                                                    ----------

  EMERGING LATIN AMERICA - 4.6%
  BRAZIL  -  0.4%
* Natura Cosmeticos S.A. (Cosmetics)                     502,200        10,153
                                                                    ----------

  CHILE  -  1.3%
* Cencosud S.A. -ADR  144A (Retail stores)               449,000         9,704
  Lan Chile S.A. - ADR (Airlines)                        504,800        12,211
  S.A.C.I. Falabella (Department stores)               4,567,464         9,823
                                                                    ----------
                                                                        31,738
                                                                    ----------

  MEXICO  - 2.9%
  America Movil S.A. (Communications)                 15,184,400        29,619
* Consorcio Ara  S.A (Homebuilding)                      996,400         2,844
* Corporacion Geo Sa De Cv (Homebuilding)              3,614,900         5,223
* Urbi Desarrollos Urbanos S.A.                        2,348,500         8,601
   (Household durables)
  Walmart de Mexico (Retail trade)                     8,039,000        27,289
                                                                    ----------
                                                                        73,576
                                                                    ----------

  EMERGING EUROPE, MID-EAST, AFRICA - 3.7%
  EGYPT  - 1.2%
  Orascom Contruction Industry (Construction)            781,476        16,947
* Orascom Telecommunication Holding                      880,000        12,936
   GDR (Telecommun)
                                                                    ----------
                                                                        29,883
                                                                    ----------

  ISRAEL  - 0.7%
  Teva Pharmaceutical Inds. - ADR (Pharmaceuticals)      720,200        18,689
                                                                    ----------

  POLAND  - 0.3%
  Bank Pekao S.A. (Banking)                              240,432         8,243
                                                                    ----------

  SOUTH AFRICA  - 1.5%
  Edgars Consolidated Stores                             436,363        12,721
   (Apparel, footwear and retail)
* MTN Group Ltd. (Telecommunication services)          3,231,900        15,369
  Network Healthcare Holdings (Health services)       12,199,100         9,322
                                                                    ----------
                                                                        37,412
                                                                    ----------

  Total Common Stock  --  97.5%                                      2,458,696
   (cost $2,036,929)                                                 ----------

  PREFERRED STOCK
  BRAZIL - 1.4%
  Banco Itau Holding (Banking)                       193,910,000        21,466
  Geradau S.A. (Steel)                                   890,420        14,467
                                                                    ----------
  Total Preferred Stock - 1.4%                                          35,933
  (cost $23,287)                                                    ----------

  INVESTMENT IN AFFILIATE
  William Blair Ready Reserves Fund                   19,724,769        19,725
                                                                    ----------

  TOTAL INVESTMENTS IN AFFILIATE - 0.8%
   (cost $19,725)

     International Growth Fund (continued)
     Portfolio of Investments, September 30, 2004 (all dollar amounts in thousands) (unaudited)

--------------------------------------------------------------------------------
  ISSUER                                                 SHARES       VALUE
--------------------------------------------------------------------------------

  SHORT-TERM INVESTMENTS
  American Express Demand Note, VRN 1.69%             19,420,000        19,420
   due 10/1/04                                                      ----------

  TOTAL SHORT-TERM INVESTMENTS - 0.8%
   (cost $19,420)                                                       19,420
                                                                    ----------

  Total Investments - 100.5%                                         2,533,774
   (cost $2,099,361)

  Liabilities plus cash and other assets - (0.5)%                      (12,279)
                                                                    ----------

  Net assets - 100.0%                                               $2,521,495
                                                                    ==========

----------
Non-income producing securities
ADR = American Depository Receipt
GDR = Global Depository Receipt

All securities excluding those traded on exchanges in this hemisphere are fair valued pursuant to Valuation Procedures adopted by the Board of Trustees.

             See accompanying Notes to the Portfolios of Investments.

     International Growth Fund

     Portfolio of Investments, (all dollar amounts in September 30, 2004 thousands) (unaudited)
--------------------------------------------------------------------------------

  At September 30, 2004 the Fund's Portfolio of Investments includes the following industry categories:

  Financials .............................      25.9%
  Consumer Discretionary .................      21.0%
  Information Technology .................      14.9%
  Industrials and Services ...............      11.0%
  Healthcare .............................       8.8%
  Energy .................................       7.1%
  Consumer Staples .......................       6.2%
  Telecommunication Services .............       3.6%
  Materials ..............................       1.5%
                                               -----
                                               100.0%
                                               =====

At September 30, 2004 the Fund's Portfolio of Investments includes the following currency categories:

  Euro.....................................     23.4%
  Japanese Yen.............................     20.7%
  British Pound Sterling...................     17.8%
  Canadian Dollar..........................      6.0%
  Indian Rupee.............................      3.5%
  Swiss Franc..............................      3.2%
  Hong Kong Dollar.........................      3.2%
  South Korean Won.........................      3.0%
  Mexico Nuevo Peso........................      2.9%
  Swedish Krona............................      2.8%
  Australian Dollar........................      2.6%
  United States Dollar.....................      2.2%
  Brazilian Real...........................      1.9%
  Taiwan Dollar                                  1.7%
  South African Rand.......................      1.5%
  All other currencies.....................      3.7%
                                               100.0%
                                               =====

             See accompanying Notes to the Portfolios of Investments.

   INTERNATIONAL EQUITY FUND

   Portfolio of Investments, September 30, 2004
   (all dollar amounts in thousands)(unaudited)

--------------------------------------------------------------------------------
   Issuer                                               Shares          Value
--------------------------------------------------------------------------------

   COMMON STOCKS
   EUROPE- 29.0%
   AUSTRIA  -  1.7%
   Erste Bank Der Oester (Banking)                         2,800     $      117
   FRANCE -  7.6%
   Christian Dior (Apparel and luxury goods)               1,100             66
   Dassault Systemes S.A. (Software)                       1,400             65
   Hermes International SCA (Apparel and luxury goods)       460             87
   LVMH Moet-Hennessy Louis Vuitton (Luxury goods)         1,100             74
   Sanofi-Aventis (Pharmaceuticals)                        3,200            233
                                                                     ----------
                                                                            525
                                                                     ----------

   GERMANY  -  6.9%
   Bayer Motoren Werke (Motor vehicles)                    3,400            140
   Continental AG (Diversified manufacturing)              1,800             98
   Puma AG (Consumer non-durables)                           200             54
   SAP AG (Software)                                       1,200            187
                                                                     ----------
                                                                            479
                                                                     ----------

   GREECE  -  2.1%
   Coca-Cola Hellenic Bottling S.A. (Beverages)            2,000             43
   EFG Eurobank (Banking)                                  2,200             52
   National Bank of Greece (Banking)                       2,000             49
                                                                     ----------
                                                                            144
                                                                     ----------

   IRELAND  -  0.8%
   Anglo Irish Bank plc (Finance)                          2,900             53
                                                                     ----------

   ITALY  -   1.4%
   Banco Popolare di Verona E N (Banking)                  5,600             98
                                                                     ----------

   NORWAY  -   2.0%
   Statoil ASA (Oil and gas)                               9,600            138
                                                                     ----------

   SPAIN  -   0.9%
   Grupo Ferrovial S.A. (Industrial services)              1,400             63
                                                                     ----------

   SWEDEN  -   3.1%
*  Ericsson LM-B Shares (Communications equipment)        70,000            218
                                                                     ----------

   SWITZERLAND  - 2.5%
   Serono S.A., Class "B" (Biotechnology)                    100             62
   UBS AG (Banking)                                        1,600            113
                                                                     ----------
                                                                            175
                                                                     ----------

   UNITED KINGDOM - 20.3%
   BG Group plc (Industrial services)                     30,300            204
   Capita Group plc (Commercial services)                 13,700             82
   Carnival plc (Hotels, restaurants and
     leisure activities)                                   3,300            163
   HSBC Holdings plc (Banking)                            12,500            199
   MAN Group plc (Finance)                                 2,600             56
   Next plc (Multiline retail)                             2,100             62
   Reckitt Benckiser plc (Household products)              6,100            150
   Smith & Nephew plc

   INTERNATIONAL EQUITY FUND (continued)

   Portfolio of Investments, September 30, 2004
   (all dollar amounts in thousands)(unaudited)

--------------------------------------------------------------------------------
   Issuer                                               Shares          Value
--------------------------------------------------------------------------------

     (Health care equipment and supplies)                 10,400             95
   Standard Chartered plc (Banking)                       11,300            194
   Tesco plc (Food retailer)                              39,400            204
                                                                     ----------
                                                                          1,409
                                                                     ----------

   JAPAN- 18.5%
   Askul Corporation (Retail trade)                          500             31
   Canon, Inc. (Office electronics)                        4,100            193
   Denso Corporation (Auto parts manufacturing)            6,500            154
   Fast Retailing Co., Ltd. (Specialty retail)               900             61
   Hino Motors Ltd.
     (Trucks, construction and farm machinery)            12,000             84
   Hoya Corporation (Electronic technology)                1,000            105
   Keyence Corporation (Electronic technology)               500            106
   Nitto Denko Corporation (Electronic technology)         1,500             69
   Orix Corporation (Consumer finance)                       700             72
   Sharp Corporation (Electronics)                         8,700            120
*  Shinsei Bank, Ltd. (Banking)                            4,000             24
   SMC Corporation
     (Trucks, construction and farm machinery)               800             77
   Sumitomo Trust & Banking Co. (Finance)                 16,000             95
   Toto Ltd. (Building products)                           6,000             52
   Yamada Denki Co. Ltd. (Retail trade)                    1,100             38
                                                                     ----------
                                                                          1,281
                                                                     ----------
   CANADA- 7.9%
*  Alimentation Couche-Tard--Class "B" (Food retail)       1,200             29
*  Cognos, Inc. (Software)                                 1,300             46
   Manulife Financial Corporation
     (Life and health insurance)                           4,600            202
*  Precision Drilling Corporation (Drilling)               1,000             58
*  Research in Motion Ltd.
     (Wireless telecommunication)                          1,200             92
*  Shoppers Drug Mart Corporation (Retail trade)           1,400             38
   Suncor Energy, Inc. (Energy minerals)                   2,500             80
                                                                     ----------
                                                                            545
                                                                     ----------

   ASIA- 5.7%
   Australia  -  2.2%
   Macquarie Bank, Ltd. (Financial services)               4,000            106
   Toll Holdings, Ltd. (Trucking)                          5,600             47
                                                                     ----------
                                                                            153
                                                                     ----------

   HONG KONG  -  3.5%
   Cnooc Ltd. (Oil and gas)                              204,000            107
   Esprit Holdings Ltd.
     (Apparel, footwear and retail)                       13,200             67
   Techtronic Industries Co. (Consumer durables)          35,700             70
                                                                     ----------
                                                                            244
                                                                     ----------
   Emerging Asia - 4.7%
   India  -  1.7%
   HDFC Bank (Banking)                                     3,800             34
   Infosys Technologies Ltd.
     (Consulting and software services)                    2,200             81
                                                                     ----------
                                                                            115
                                                                     ----------
   South Korea  -  3.0%
   Hyundai Motor Co., Ltd. (Automobiles)                   2,100             97
   Samsung Electronics Co. (Semiconductors)                  280            111

   INTERNATIONAL EQUITY FUND (continued)

   Portfolio of Investments, September 30, 2004
   (all dollar amounts in thousands)(unaudited)

--------------------------------------------------------------------------------
   Issuer                                               Shares          Value
--------------------------------------------------------------------------------

                                                                     ----------
                                                                            208
                                                                     ----------

   LATIN AMERICA - 0.9%
   Mexico  -  0.9%
   Walmart de Mexico (Retail trade)                       19,600             66
                                                                     ----------

   EMERGING EUROPE, MID-EAST, AFRICA - 1.9%
   Israel  -  1.0%

   Teva Pharmaceutical Inds. - ADR
     (Pharmaceuticals)                                     2,600             68
                                                                     ----------

   SOUTH AFRICA  -   0.9%
   Standard Bank Group Ltd. (Banking)                      8,316             65
                                                                     ----------

   TOTAL COMMON STOCK  --  88.9%                                          6,164
                                                                     ----------
       (cost $5,990)

   PREFERRED STOCKS
   BRAZIL -  1.0%
   Banco Itau SA (Banking)                               620,000             69
                                                                     ----------

   TOTAL PREFERRED STOCKS --  1.0%                                           69
                                                                     ----------
       (cost $57)

   INVESTMENT IN AFFILIATE
   William Blair Ready Reserves Fund                      64,781             65
                                                                     ----------
   Total Investment in Affiliate - 0.9%
       (cost $65)                                                            65
                                                                     ----------

   SHORT-TERM INVESTMENTS
   American Express Demand Note, VRN 1.69%               532,000            532
                                                                     ----------
      due 10/1/04
   Total Short-term Investments - 7.7%
       (cost $532)                                                          532
                                                                     ----------

   Total Investments - 98.5%                                              6,830
       (cost $6,644)

   Cash and other assets, less liabilities - 1.5%                           101
                                                                     ----------

   Net assets - 100.0%                                                $   6,931
                                                                     ==========

*  Non-income producing securities
   ADR = American Depository Receipt
   + = U.S. listed foreign security

All securities excluding those traded on exchanges in this hemisphere are fair valued pursuant to Valuation Procedures adopted by the Board of Trustees.

            See accompanying Notes to the Portfolios of Investments.

INTERNATIONAL EQUITY FUND

Portfolio of Investments, September 30, 2004
(all dollar amounts in thousands) (unaudited)
--------------------------------------------------------------------------------

At September 30, 2004 the Fund's Portfolio of Investments includes the following industry categories:

Financials.........................................   25.6%
Consumer Discretionary.............................   23.2%
Information Technology.............................   17.9%
Energy.............................................    9.4%
Consumer Staples...................................    7.4%
Healthcare.........................................    7.4%
Industrials and Services...........................    6.5%
Telecommunication Services.........................    1.5%
Materials..........................................    1.1%
                                                     ------
                                                     100.0%
                                                     ======

At September 30, 2004 the Fund's Portfolio of Investments includes the following currency categories:

Euro...............................................   23.7%
British Pound Sterling.............................   22.6%
Japanese Yen.......................................   20.6%
Canadian Dollar....................................    8.7%
Hong Kong Dollar...................................    3.9%
Swedish Krona......................................    3.5%
South Korean Won...................................    3.3%
Swiss Franc........................................    2.8%
Australian Dollar..................................    2.5%
Norwegian Krone....................................    2.2%
Indian Rupee.......................................    1.8%
Brazilian Real.....................................    1.1%
United States Dollar...............................    1.1%
Mexico Nuevo Peso..................................    1.1%
South African Rand.................................    1.1%
                                                     100.0%
                                                     ======

             See accompanying Notes to the Portfolios of Investments.

     Value Discovery Fund

     Portfolio of Investments, September 30, 2004 (all dollar amounts in thousands) (unaudited)

--------------------------------------------------------------------------------
  ISSUER                                                 SHARES       VALUE
--------------------------------------------------------------------------------

  COMMON STOCKS
  FINANCIAL SERVICES  - 23.6%
  Agree Realty Corporation                               108,355    $    3,077
  American Financial Realty Trust                        242,250         3,418
  AmerUs Group, Class "A"                                126,170         5,173
  Astoria Financial Corporation                           62,705         2,225
  Brandywine Realty Trust                                 80,750         2,300
  City Bank (Lynnwood, WA)                                46,926         1,642
  Donegal Group, Inc., Class "A"                         139,690         2,682
  First Financial Holdings, Inc.                          81,675         2,553
* Franklin Bank Corporation                              214,570         3,658
* Jones Lang LaSalle, Inc                                131,510         4,341
* Meadowbrook Insurance Group, Inc.                      555,320         2,704
  National Financial Partners Corporation                197,395         7,063
  Ryder System, Inc.                                     106,115         4,992
* U.S.I. Holdings Corporation                            312,605         4,267
* United Rentals, Inc.                                   282,170         4,484
  Winston Hotels, Inc.                                   247,930         2,653
                                                                    ----------
                                                                        57,232
                                                                    ----------


  CONSUMER DISCRETIONARY  - 21.5%
* BJ's Wholesale Club, Inc.                              198,385         5,424
  Cadmus Communications Corporation                      188,581         2,772
  Christopher & Banks Corporation                        224,375         3,592
* Elizabeth Arden, Inc.                                  372,880         7,853
  Ethan Allen Interiors Inc.                              73,210         2,544
  Hancock Fabrics, Inc.                                  111,685         1,338
* Heidrick & Struggles International                     119,090         3,432
* K2, Inc.                                               351,685         5,033
  Michaels Stores, Inc.                                   48,320         2,861
  Nautilus Group, Inc.                                   158,065         3,571
* Navigant Consulting, Inc.                              165,500         3,634
* Restoration Hardware, Inc.                             586,131         3,036
* Sharper Image Corporation                               81,905         1,757
* Tech Data Corporation                                  135,280         5,215
                                                                    ----------
                                                                        52,062
                                                                    ----------
  MATERIALS AND PROCESSING - 11.7%
  Boise Cascade Corporation                               79,880         2,658
* GrafTech International Ltd.                            602,015         8,398
* Integrated Electrical Services, Inc.                   433,860         2,087
  LSI Industries, Inc.                                   327,381         3,418
  Polyone Corporation                                    567,725         4,269
  Spartech Corporation                                   150,940         3,789
  Watsco, Inc.                                           120,670         3,624
                                                                    ----------
                                                                        28,243
                                                                    ----------

  TECHNOLOGY  - 8.4%
  Avnet, Inc.                                            110,612         1,894
* Borland Software Corporation                           622,935         5,202
* Checkpoint Systems, Inc.                               204,340         3,182
* Overland Storage, Inc.                                 254,055         3,554
* SPSS, Inc.                                             159,410         2,125
* Tier Technologies, Inc., Class "B"                     468,012         4,516
                                                                    ----------
                                                                        20,473
                                                                    ----------

  OTHER ENERGY  - 7.7%
  Consol Energy, Inc.                                    159,161         5,553
* Forest Oil Corporation                                 185,920         5,600
* Newpark Resources, Inc.                                447,190         2,683

     Value Discovery Fund (continued)

     Portfolio of Investments, September 30, 2004 (all dollar amounts in thousands) (unaudited)

--------------------------------------------------------------------------------
  ISSUER                                                 SHARES       VALUE
--------------------------------------------------------------------------------

* Veritas DGC, Inc.                                      210,975         4,806
                                                                    ----------
                                                                        18,642
                                                                    ----------
  PRODUCER DURABLES - 7.1%
* Agco Corporation                                       188,355    $    4,260
* Artesyn Technologies, Inc.                             356,275         3,556
* Belden, Inc.                                           136,010         2,965
  General Cable Corporation                              606,095         6,449
                                                                    ----------
                                                                        17,230
                                                                    ----------
  HEALTH CARE - 6.8%
* Albany Molecular Research                              196,415         1,886
  Alpharma, Inc., Class "A"                              174,900         3,199
* Discovery Partners International, Inc.                 504,569         2,422
* Encore Medical Corporation                             536,060         2,669
* First Health Group Corporation                         152,270         2,450
* SOLA International, Inc.                               208,075         3,964
                                                                    ----------
                                                                        16,590
                                                                    ----------

  CONSUMER STAPLES  - 3.3%
* Del Monte Foods Company                                467,950         4,909
* Hain Celestial Group, Inc.                              81,703         1,444
* Robert Mondavi Corporation, Class "A"                   44,885         1,758
                                                                    ----------
                                                                         8,111
                                                                    ----------

  UTILITIES  - 2.9%
  Atmos Energy Corporation                               184,815         4,655
* IDT Corporation                                        162,480         2,369
                                                                    ----------
                                                                         7,024
                                                                    ----------

  AUTOS AND TRANSPORTATION - 2.8%
* BorgWarner, Inc.                                       100,475         4,349
* SCS Transportation, Inc.                               128,085         2,426
                                                                    ----------
                                                                         6,775
                                                                    ----------

  CONSUMER CYCLICAL - 0.6%
* Spatialight, Inc.                                      242,475         1,431
                                                                    ----------


  TOTAL COMMON STOCK  -  96.4%
   (cost $183,725)                                                     233,813
                                                                    ----------

  CONVERTIBLE BONDS

  Midwest Express Holdings, 6.750%,
   due 10/01/08 **                                   2,157,000           1,273
                                                                    ----------

  TOTAL CONVERTIBLE BONDS - 0.5%                                         1,273
   (Cost $2,157)                                                    ----------

  INVESTMENT IN AFFILIATE
  William Blair Ready Reserves Fund                   10,467,325        10,467
                                                                    ----------

  TOTAL INVESTMENT IN AFFILIATE - 4.4%
   (cost $10,467)                                                       10,467

     Value Discovery Fund (continued)

     Portfolio of Investments, September 30, 2004 (all dollar amounts in thousands) (unaudited)

--------------------------------------------------------------------------------
  ISSUER                                                 SHARES       VALUE
--------------------------------------------------------------------------------

                                                                    ----------

  TOTAL INVESTMENTS - 101.3%                                           245,553
   (cost $196,349)

  LIABILITIES, PLUS CASH AND OTHER ASSETS  - (1.3)%                     (3,066)
                                                                    ----------

  NET ASSETS - 100.0%                                               $  242,487
                                                                    ==========

----------
*  Non-income producing
** Fair Valued pursuant to Valuation Procedures adopted by the Board of Trustees.

            See accompanying Notes to the Portfolios of Investments.

INCOME FUND

Portfolio of Investments, September 30, 2004
(all amounts in thousands) (unaudited)

--------------------------------------------------------------------------------
PRINCIPAL
  AMOUNT           Issuer                                                VALUE
--------------------------------------------------------------------------------

U.S. TREASURY - 4.6%

$         2,000    U.S. Treasury Note, 6.000%, due 8/15/09             $  2,236

          8,000    U.S. Treasury Note, 6.500%, due 2/15/10                9,179

          1,000    U.S. Treasury Note, 4.750%, due 5/15/14                1,050
---------------                                                        ---------
         11,000    Total U.S. Treasury Obligations                       12,465
---------------                                                        ---------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)- 3.4%

          3,223    #589335, 6.500%,  due 10/15/22                         3,427

          3,359    #616250, 6.000%, due 2/15/24                           3,507

          2,250    #2002-48, Tranche 0B, 6.000%, due 5/16/30              2,325
---------------                                                        --------
          8,832    Total Government National Mortage Association          9,259
---------------                                                        --------

SMALL BUSINESS ADMINISTRATION - 0.1%

                   Receipt for Multiple Originator Fees, #3,                 48
                     0.760%, due 11/01/08 (Interest Only) WAC

            143    Loan #100023, 9.375%, due 11/25/14                       156
---------------                                                        --------
            143    Total Small Business Administration Obligations          204
---------------                                                        --------

FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) - 18.3%

          1,154    FDIC REMIC Trust, 96-C1, 7.250%, due 5/15/26           1,154

            951    #G10067, 7.000%, due 1/1/08                              988

            299    #G10147, 8.500%, due 2/1/08                              313

          2,200    #1601, Tranche PJ,  6.000%, due 10/15/08, VRN          2,291

          1,367    #1612, Tranche SE,  8.100%, due 11/15/08, VRN          1,435

          1,246    # E80050, 6.000%, due 10/1/09                          1,310

            894    #G90028, 7.000%, due 5/15/09                             945

          1,036    #G90019, 7.500%, due 12/17/09                          1,100

          5,500    7.000%, due 3/15/10                                    6,334

            807    #E65418, 7.000%, due 8/1/10                              838

            928    #G10457, 7.000%, due 2/1/11                              985

            851    #E00436, 7.000%, due 6/1/11                              902

            530    #G10708, 6.500%, due 8/1/12                              562

          1,495    #E91999, 5.000%, due 10/1/12                           1,528

            331    #G11218, 7.000%, due 10/1/12                             352

          2,408    #E96147, 5.000%, due 5/1/13                            2,464

          1,791    #E95846, 4.500%, due 5/1/13                            1,811

INCOME FUND (continued)

Portfolio of Investments, September 30, 2004
(all amounts in thousands) (unaudited)

--------------------------------------------------------------------------------
PRINCIPAL
  AMOUNT           Issuer                                                VALUE
--------------------------------------------------------------------------------

          2,125    #G10839, 5.500%, due 10/1/13                           2,205

          2,199    #E72924, 7.000%, due 10/1/13                           2,332

          2,655    #E00639, 5.000%, due 3/1/14                            2,724

            431    #E81908, 8.500%, due 12/1/15                             465

          1,517    #G90022, 8.000%, due 9/17/16                           1,619

          2,134    #G11486, 7.500%, due 4/1/17                            2,269

          2,541    #E90398, 7.000%, due 5/1/17                            2,695

            783    #M30028, 5.500%, due 5/1/17                              820

          1,736    #G11549, 7.000%, due 7/1/17                            1,841

          2,665    #G90027, 6.000%, due 11/15/17                          2,797

            511    #C67537, 9.500%, due 8/1/21                              573

          3,175    #G30243, 6.000%, due 12/1/21                           3,320

            577    #G21, Tranche J, 6.250%, due 8/25/22                     580
---------------                                                        --------
         46,837    Total FHLMC Mortgage Obligations                      49,552
---------------                                                        --------

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) - 18.8%

$         1,154    #545560, 8.000%, due 5/1/07                         $   1,213

            935    6.6250%, due 10/15/07                                   1,026

          1,024    #93-196, Tranche SA, 19.110%, due 10/25/08, VRN         1,188

            497    #1993-221, Tranche SG, 11.282%, due 12/25/08, VRN         526

            652    #765396, 5.500%, due 1/1/09                               678

          1,551    #731691, 7.000%, due 9/1/09                             1,645

          1,016    #695512, 8.000%, due 9/1/10                             1,086

          1,979    #725479, 8.5%, due 10/1/10                              2,125

          3,054    #255056, 5.000%, due 11/1/10                            3,119

          6,600    6.250%, due 2/1/11                                      7,287

          1,054    #313816, 6.000%, due 4/1/11                             1,108

            495    #577393, 10.000%, due 6/1/11                              547

          1,405    #577395, 10.000%, due 8/1/11                            1,560

          2,891    #254705, 5.500%, due 3/1/13                             3,024

          1,032    #254788, 6.500%, due 4/1/13                             1,094

          1,666    #725315, 8.000%, due 5/1/13                             1,780

            679    #593561, 9.500%, due 8/1/14                               760

          2,875    #567027, 7.000%, due 9/1/14                             3,051

          3,223    #567026, 6.500%, due 10/1/14                            3,416

INCOME FUND (continued)

Portfolio of Investments, September 30, 2004
(all amounts in thousands) (unaudited)

--------------------------------------------------------------------------------
PRINCIPAL
  AMOUNT                                                                 VALUE
--------------------------------------------------------------------------------

          1,009    #458124, 7.000%, due 12/15/14                           1,071

          1,096    #598453, 7.000%, due 6/1/15                             1,163

          1,092    #555747, 8.000%, due 5/1/16                             1,166

            659    #643217 , 6.500%, due 6/1/17                              698

          1,585    #682075, 5.500%, due 11/1/17                            1,642

          3,225    #662925, 6.000%, due 12/1/17                            3,390

          1,953    #740847, 6.000%, due 10/1/18                            2,049

            133    #1996-14, Tranche B, 3.801%, due 4/25/23                  133

             11    #1993-19, Tranche SH, 11.234%, due 4/25/23, VRN            17

          1,647    #254797, 5.000%, due 6/1/23                             1,654

            658    #654674, 6.500%, due 9/1/32                               690

            919    #733897, 6.500%, due 12/1/32                              972
---------------                                                        ---------
         47,769    Total FNMA Mortgage Obligations                        50,878
---------------                                                        ---------

COLLATERALIZED MORTGAGE OBLIGATIONS - 22.8%

          2,500    Security National Mortgage Loan Trust, 2002-2,
                     Tranche M2, 6.460%, due 8/25/08                A+     2,518

            429    GRP 2004-1,
                     3.96%, due 3/25/09                              A       428

          5,125    Condor Auto, 2003-A, Tranche B,
                     7.000%, due 12/15/09                           A3     5,189

          2,013    Countrywide Alternative Loan Trust, 2003-11T1,
                     Tranche M, 4.750%, due 7/25/18                 AA     2,002

          1,453    Cityscape Home Equity Loan Trust, 1997-4,
                     Tranche M2, 7.710%, due 10/25/18                A     1,451

          1,900    ABFS, 2002-2, Tranche A6,
                     5.850%, due 3/15/19                           AAA     1,996

            504    Security National Mortgage Loan Trust,
                     2001-2A, Tranche B, 8.100%, due 10/25/20      BBB       505

          3,172    Countrywide, 2001-HLV1, Tranche B1
                     9.385%, due 5/10/22                           BBB     3,225

             20    First Plus, 1998-3, Tranche A7,
                     6.950%, due 10/10/22                          AAA        20

See accompanying Notes to the Portfolios of Investments.

INCOME FUND

PORTFOLIO OF INVESTMENTS, SEPTEMBER 30, 2004
(all amounts in thousands) (unaudited)

-------------------------------------------------------------------------------------------------------
                                                                                   NRSRO
Principal                                                                         Rating
 Amount            Issuer                                                       (unaudited)   Value
-------------------------------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS - (CONTINUED)

$         1,045    First Plus, 1997-4, Tranche M2,
                     7.330%, due 9/11/23                                              A      $   1,044

            836    First Plus, 1997-4, Tranche A8,
                     7.310%, due 9/11/23                                            AAA            835

            609    First Plus, 1998-2, Tranche M2,
                     7.510%, due 5/10/24                                             A2            608

            179    First Plus, 1998-3, Tranche M2,
                     7.420%, due 5/10/24                                             A2            179

          2,122    Security National Mortgage Loan Trust, 2000-2, Tranche B,
                     9.510%, due 9/25/24                                             A2          2,211

            630    Security National Mortgage Loan Trust, 2001-2A, Tranche M,
                     8.100%, due 11/25/24                                             A            638

          1,440    CIT Group Home Equity Loan Trust, 98-1 M2,
                     6.720%, due 9/15/27                                             A2          1,476

            465    GMAC Mortgage Corporation Loan Trust, 2000-CL1, Tranche B,
                     9.000%, due 6/25/26                                             AA            477

          1,861    GMAC Mortgage Corporation Loan Trust, 2000-CL1, Tranche M,
                     8.720%, due 6/25/26                                            AA+          1,890

          4,425    Green Tree Home Improvement Loan Trust, 1998-E, Tranche HEM2,
                     7.270%, due 6/15/28                                             A+          4,500

          1,382    Delta Funding Home Equity Loan Trust, 2000-2, Tranche A6F,
                     7.970%, due 8/15/30                                            AAA          1,399

          2,700    Bear Stearns ABS, 2001-A, Tranche M1,
                     7.540%, due 2/15/31                                              A          2,855

          3,050    INHEL 2001-B, Tranche MF1
                     6.829%, due 2/25/31                                              A          3,124

          2,000    Countrywide, 2000-2, Tranche MF2,
                     9.000%, due 6/25/31                                              A          2,044

          1,328    Countrywide, 2001-1, Tranche MF1,
                     7.511%, due 7/25/31                                             AA          1,347

            590    Countrywide, 2001-1, Tranche MF2,
                     7.511%, due 7/25/31                                            AA-            602

          2,222    IMSA, 2001-5, Tranche M1
                     7.250%, due 8/25/31                                             AA          2,308

          1,600    Security National Mortgage Loan Trust, 2004-1A, Tranche M2,
                     6.750%, due 06/25/32                                             A          1,608

          3,935    Credit Suisse First Boston, 2001- HE30, Tranche MF2
                     7.760%, due 7/25/32                                              A          4,067

          1,156    Structured Assets Security Corporation, 2002-17, Tranche B3,
                     6.074%, due 9/25/32, VRN                                       BBB          1,139

            536    GRP Real Estate Asset Trust, 2003-1, Tranche A,
                     5.970%, due 11/25/32                                             A            536

INCOME FUND (continued)

PORTFOLIO OF INVESTMENTS, SEPTEMBER 30, 2004
(all amounts in thousands) (unaudited)

---------------------------------------------------------------------------------------------------
                                                                                   NRSRO
Principal                                                                         Rating
 Amount            Issuer                                                       (unaudited)   Value
---------------------------------------------------------------------------------------------------

          2,771    LSSCO, 2004-2, Tranche M1,

                     5.170%, due 2/28/33, VRN                                        AA          2,810

            647    LSSCO, 2004-2, Tranche M2,
                     5.171%, due 2/28/33                                             AA            654

            703    ABFS, 2002-2, Tranche A-7,
                     5.215%, due 6/15/33                                            AAA            722

          1,500    ABFS, 2002-3, Tranche MI,
                     5.402%, due 9/15/33, VRN                                        AA          1,536

          2,099    ACE, 2004-SD1, Tranche M3

                     4.590%, due 11/25/33                                           BBB          2,001

          1,993    FHASI, 2004-AR4, Tranche 3A1
---------------      4.700%, due 8/25/34                                            AAA          2,020
                                                                                             ---------
         60,940    Total Collateralized Mortgage Obligations                                    61,964
---------------                                                                              ---------

CORPORATE OBLIGATIONS - 31.2%

          2,699    Block Financial Corporation,
                     8.500%, due 4/15/07                                           BBB+          3,022

          2,000    Mellon Bank NA,
                     7.375%, due 5/15/07                                             A+          2,195

          1,336    Ford Motor Credit,
                     7.200%, due 6/15/07                                            BBB          1,443

          2,775    Applied Materials, Inc.,
                     6.750%, due 10/15/07                                            A-          3,047

          1,000    Amgen Inc.,

                     6.500%, due 12/01/07                                            A+          1,097

          2,550    DaimlerChrysler, NA Holdings,
                     4.750%, due 1/15/08                                             A3          2,626

          2,350    Wells Fargo Company,
                     3.500%, due 4/4/08                                              AA          2,354

$         2,325    Goldman Sachs Group, Inc.
                     3.875%, due 1/5/09                                              A+          2,327

          2,425    CIT Group Inc.,
                     3.375%, due 4/1/09                                               A          2,367

          3,475    Philips Petroleum,
                     8.750%, due 5/25/10                                             A-          4,276

          2,300    Household Finance Corporation,
                     8.000%, due 7/15/10                                              A          2,719

          2,399    Boeing Capital Corporation,
                     7.375%, due 9/27/10                                             A+          2,787

          2,600    Sprint Capital Corp.,
                     7.625%, due 1/30/11                                            BBB          3,004

          2,600    Countrywide Financial Corp.,
                     4.000%, due 3/22/11                                              A          2,525

INCOME FUND (continued)

PORTFOLIO OF INVESTMENTS, SEPTEMBER 30, 2004
(all amounts in thousands) (unaudited)

-------------------------------------------------------------------------------------------------------
                                                                                   NRSRO
Principal                                                                         Rating
 Amount            Issuer                                                       (unaudited)   Value
-------------------------------------------------------------------------------------------------------

          1,900    AOL Time Warner,
                     6.750%, due 4/15/11                                           BBB+          2,108

          3,200    Morgan Stanley,
                     6.750%, due 4/15/11                                             A+          3,586

          3,000    General Motors Acceptance Corporation,
                     6.875%, due 9/15/11                                           BBB+          3,147

          1,500    Ford Motor Credit Co., Inc.
                     7.250%, due 10/25/11                                          BBB+          1,623

          2,625    Lehman Brothers Holdings, Inc.

                     6.625%, due 1/18/12                                              A          2,936

          2,850    National Rural Utility Cooperative,
                     7.250%, due 3/1/12                                               A          3,298

          2,500    Weyerhaeuser Company,
                     6.750%, due 3/15/12                                            BBB          2,804

          2,500    GE Capital Corporation,
                     6.000%, due 6/15/12                                            AAA          2,747

          2,500    Citigroup, Inc.
                     5.625%, 8/27/12                                                 A+          2,672

          2,000    SLM Corporation,
                     5.125%, due 8/27/12                                              A          2,049

          2,550    Verizon Global Funding Corporation,
                     7.375%, due 9/1/12                                              A+          2,978

          1,360    Cox Communications Inc.,
                     7.125%, due 10/1/12                                            BBB          1,476

          3,200    IBM Corporation,
                     4.750%, due 11/29/12                                            A+          3,245

          2,400    Kroger Company,
                     5.500%, due 2/1/13                                             BBB          2,486

          1,900    Ohio Power Company,
                     5.500%, due 2/15/13                                             A3          1,991

          2,000    Comcast Cable Communcations, Inc
                     8.375%, due 3/15/13                                            BBB          2,422

          2,625    TXU Energy Company,
                     7.00%, due 3/15/13                                             BBB          2,964

          2,000    Bank of America Corporation
                     5.375%, due 6/15/14                                              A          2,077

          2,000    May Department Stores
---------------      5.750%, due 7/15/14                                            BBB          2,062
                                                                                             ---------
         77,444    Total Corporate Obligations                                                  84,460
---------------                                                                              ---------
        252,965    Total Long Term Investments - 99.2%                                         268,782
---------------                                                                              ---------
                     (Cost $267,844)

SHORT-TERM INVESTMENTS - 2.0%

          5,295    American Express Corporation, VRN
                     1.690%, due 10/1/04                                             A+          5,295

INCOME FUND (continued)

PORTFOLIO OF INVESTMENTS, SEPTEMBER 30, 2004
(all amounts in thousands) (unaudited)

-------------------------------------------------------------------------------------------------------
                                                                                   NRSRO
Principal                                                                         Rating
 Amount            Issuer                                                       (unaudited)   Value
-------------------------------------------------------------------------------------------------------

                                                                                             ---------

          5,295    Total Short-Term Investments                                                  5,295
---------------                                                                              ---------
                     (Cost $5,295)
$       258,260    Total Investments - 101.2%                                                  274,077
===============                                                                              ---------
                     (Cost $270,824)
                   Liabilities, plus cash and other assets - (1.2)%                             (3,177)
                                                                                             ---------

                                                                                             ---------
                   Net Assets - 100%                                                         $ 270,900
                                                                                             =========

----------
WAC = Weighted Average Coupon
VRN = Variable Rate Note
NRSRO = Nationally Recognized Statistical Rating Organization, such as S&P, Moody's or Fitch

The obligations of certain U. S. Government-sponsored securities are neither issued nor guaranteed by the U. S. Treasury

INCOME FUND (continued)

PORTFOLIO OF INVESTMENTS, SEPTEMBER 30, 2004
(all amounts in thousands) (unaudited)

See accompanying Notes to Portfolios of Investments.

Ready Reserves Fund

Portfolio of Investments, September 30, 2004
(all amounts in thousands) (unaudited)

--------------------------------------------------------------------------------
Principal                                                             Amortized
 Amount              Issuer                                             Cost
--------------------------------------------------------------------------------

MORTAGE BACKED SECURITIES- 2.9%
$  10,000            Federal Home Loan Bank (FHLB),                 $    10,000
                        1.840%, 12/21/04

    9,000            Federal Home Loan Mortgage Corp. (FHLMC),            9,000
                        1.500%, 2/14/05

   14,558            Federal National Mortgage Assoc. (FNMA),            14,559
                        1.562%-1.871%, 10/28/04-12/24/04

---------                                                           -----------
   33,558            Total Mortgage Backed Securities                    33,559
---------                                                           -----------

CANADIAN FIXED RATE NOTES- 1.9%

    2,589            Province of New Brunswick,
                        6.500%, 6/20/05                                   2,578

   16,088            Province of Ontario,
                        4.200%-7.000%, 6/30/05-8/04/05                   16,058

    2,553            Province of Quebec,
                        4.200%, 1/19/05                                   2,549

---------                                                           -----------
   21,230            Total Canadian Fixed Rate Notes                     21,185
---------                                                           -----------

FIXED RATE NOTES - 25.3%
    1,421            Abbott Laboratories,
                        6.800%, 5/15/05                                   1,414

   34,848            American General Finance Corporation,
                        2.285%-7.450%, 11/15/04-5/15/05                  33,992

   10,039            Associates Corporation,
                        6.100%-8.625%, 10/15/04-2/15/05                   9,635

   28,843            B.P. plc,
                        4.000%-10.875%, 10/15/04-5/27/05                 28,383

    8,207            Caterpillar Financial Services,
                        4.690%,4/25/05                                    8,128

    4,938            ChevronTexaco Corporation,
                        6.625%-8.110%, 10/1/04-12/1/04                    4,766

   27,817            Coca-Cola Enterprises,
                        4.000%-8.000%, 1/4/05-6/1/05                     27,145

   14,037            Colgate-Palmolive Corporation,
                        3.980%, 4/29/05                                  13,958

    9,047            E.I. DuPont de Nemours & Company,
                        6.750%, 10/15/04                                  8,795

    1,160            First Data Corporation,
                        6.750%, 7/15/05                                   1,149

   24,029            GE Capital Corporation,
                        7.250%-8.850%, 11/22/04-5/15/05                  23,395

    7,353            Gillette Company,
                        4.000%, 6/30/05                                   7,348

    3,615            IBM Credit Corporation,

Ready Reserves Fund (continued)

Portfolio of Investments, September 30, 2004
(all amounts in thousands) (unaudited)

--------------------------------------------------------------------------------
Principal                                                             Amortized
 Amount              Issuer                                             Cost
--------------------------------------------------------------------------------

                        4.125%, 6/30/05                                   3,602

   10,083            Kimberly Clark,
                        4.500%-10.000%, 3/15/05-7/30/05                   9,898

    5,412            Merck & Company,
                        4.125%, 1/18/05                                   5,409

    9,996            National Rural Utility Cooperative
                        Finance Corporation, 5.500%-6.375%,
                        10/15/04-1/15/05                                  9,726

    1,501            Paccar Financial Corporation,
                        1.790%, 11/22/04                                  1,500

$  19,740            Procter & Gamble Corporation,
                         4.000%-6.660%, 12/15/04-4/30/05            $    19,147

    4,500            SBC Communications, Inc.,
                         6.300%, 10/15/04                                 4,313

    5,611            U.S. Bancorp,
                         6.875%, 12/1/04                                  5,425

   12,110            USAA Capital Corporation,
                         5.640%-7.540%, 3/30/05-4/18/05                  11,955

    7,890            Verizon GTE North,
                         6.400%, 2/15/05                                  7,659

    7,586            Wal-Mart Stores,
                         4.150%, 6/15/05                                  7,544

   33,875            Wells Fargo Financial,
                         1.619%-7.600%, 10/1/04-8/24/05                  33,629

----------                                                          -----------
  293,658            Total Fixed Rate Notes                             287,915
----------                                                          -----------
VARIABLE RATE NOTES - 13.3%
   21,901            Caterpillar Financial Services,
                         1.700%-2.070%, 10/14/04-12/6/04                 21,877

   19,874            General Electric Capital Corporation,
                         1.820%-2.160%, 10/2/04-12/15/04                 19,862

    6,569            National Rural Utility Cooperative
                         Finance Corporation, 2.110%-2.213%,
                         11/7/04-12/10/04                                 6,561

   24,002            Paccar Financial Corporation,
                         1.530%-1.730%, 10/4/04-10/20/04                 23,999

   10,012            SLM Corporation,
                         1.960%, 12/15/04                                10,010

   40,174            U.S. Bancorp,
                         2.060%-2.074%, 10/2/04-12/14/04                 40,124

    1,254            USA Education Corporation,
                         1.940%, 10/25/04                                 1,251

   17,103            Wal Mart Stores,
                         1.698%, 11/22/04                                17,101

   10,758            Wells Fargo Financial,
                         1.878%-1.981%, 12/17/04-12/24/04                10,755

Ready Reserves Fund (continued)

Portfolio of Investments, September 30, 2004
(all amounts in thousands) (unaudited)

--------------------------------------------------------------------------------
Principal                                                             Amortized
 Amount              Issuer                                             Cost
--------------------------------------------------------------------------------

----------                                                          -----------
  151,647            Total Variable Rate Notes                          151,540
----------                                                          -----------
ASSET BACKED COMMERCIAL PAPER - 53.6%
   10,000            Alpine Securitization Corporation,
                         1.780%, 11/3/04                                  9,983

   45,000            Amsterdam Funding Corporation,
                         1.600%-1.780%, 10/6/04-10/28/04                 44,971

   30,000            Blue Ridge Asset Funding,
                         1.670%-1.760%, 10/6/04-10/19/04                 29,980


   43,015            CAFCO, L.L.C.
                         1.610%-1.700%, 10/7/04-10/21/04                 42,988

   15,000            Ciesco, L.L.C.,
                         1.620%, 10/13/04                                14,992

   15,000            CRC Funding, L.L.C.,
                         1.600%, 10/4/04                                 14,998

Ready Reserves Fund

Portfolio of Investments, September 30, 2004
(all amounts in thousands) (unaudited)

--------------------------------------------------------------------------------
Principal                                                             Amortized
 Amount              Issuer                                             Cost
--------------------------------------------------------------------------------

ASSET BACKED COMMERCIAL PAPER (CONTINUED)
$  43,028            Daimler Chrysler Revolving Auto,
                        1.690%-1.780%, 10/13/04-10/29/04            $    42,987

   19,000            Delaware Funding Corporation,
                        1.780%, 10/27/04-11/04/04                        18,972

   15,000            Edison Securitization,
                        1.770%, 10/25/04                                 14,982

   20,000            FCAR Owner Trust,
                        1.750%, 10/21/04                                 19,981

   45,000            Govco, Inc.
                        1.600%-1.610%, 10/5/04-10/14/04                  44,983

   44,397            Jupiter Securitization Corporation,
                        1.660%-1.790%, 10/18/04-11/02/04                 44,344

   30,000            Mortgage Interest Networking Trust,
                        1.580%-1.750%, 10/7/04-10/22/04                  29,981

   10,000            New Center Asset Trust,
                        1.800%, 11/16/04                                  9,977

   45,552            Old Line Funding,
                        1.580%-1.780%, 10/5/04-11/01/04                  45,519

   35,000            Park Avenue Receivables,
                        1.740%-1.780%, 10/18/04-10/28/04                 34,960

   45,000            Sheffield Receivables,
                        1.700%-1.780%, 10/7/04-10/29/04                  44,965

   21,429            Thames Asset Global Securitization,
                        1.650%-1.660%, 10/15/04-10/27/04                 21,407

   30,000            Thunder Bay Funding,
                        1.580%-1.770%, 10/1/04-10/19/04                  29,990

   15,000            Wal-Mart Funding,
                        1.810%, 11/17/04                                 14,965

   35,000            Windmill Funding Corporation,
                        1.610%-1.630%,10/8/04-11/10/04                   34,972

---------                                                           -----------
  611,421            Total Asset Backed Commercial Paper                610,897
---------                                                           -----------

Principal                                                            Amortized
 Amount                                                                Cost
 ------                                                                ----

COMMERCIAL PAPER -1.7%
Insurance - 1.7%

      8,892          Marsh & McClennan,
                         1.600%, 10/20/04                                 8,884

     10,000          Prudential Funding,
                         1.770%, 10/26/04                                 9,987

-----------                                                         -----------
     18,892          Total Commercial Paper                              18,871
-----------                                                         -----------

Ready Reserves Fund (contiuned)

Portfolio of Investments, September 30, 2004
(all amounts in thousands) (unaudited)

--------------------------------------------------------------------------------
Principal                                                             Amortized
 Amount                                                                 Cost
--------------------------------------------------------------------------------

DEMAND NOTE - 1.4%
     15,852          American Express Corporation, VRN,
-----------

                     1.690%, 10/2/04                                     15,852
                                                                    -----------

$ 1,146,258          Total Investments - 100.1%                       1,139,819
===========                                                         -----------
                     (Cost $ 1,139,819)


                     Liabilities plus cash and other
                        assets - (0.1)%                                    (701)
                                                                    -----------

                     Net assets - 100.0%                            $ 1,139,118
                                                                    ===========


                     Portfolio Weighted Average Maturity                60 Days

VRN = Variable Rate Note

             See accompanying Notes to the Portfolios of Investments

  INSTITUTIONAL INTERNATIONAL GROWTH FUND

  Portfolio of Investments, September 30, 2004
  (all dollar amounts in thousands)(unaudited)

--------------------------------------------------------------------------------
  ISSUER                                                 SHARES       VALUE
--------------------------------------------------------------------------------

  COMMON STOCKS
  EUROPE - 28.5%
  AUSTRIA - 1.4%
  Erste Bank Der Oester (Banking)                        333,900    $   13,935
                                                                    ----------

  ESTONIA - 0.4%
  Hansabank (Banking)                                    446,672         3,989
                                                                    ----------

  FINLAND - 0.5%
  Nokian Renkaat Ojy (Automotive)                         48,200         5,259
                                                                    ----------

  FRANCE - 7.2%
  Christian Dior (Apparel and luxury goods)              153,300         9,176
  Essilor International (Health Care Supplies)            86,400         5,568
  Hermes International SCA (Apparel & luxury goods)       52,700        10,028
* JC Decaux (Media)                                      527,300        12,032
  Klepierre (Real estate)                                 61,100         4,431
  Mr. Bricolage SA (Home improvement -retail)             38,820           939
* Orpea (Hospital and nursing management)                164,700         4,596
  Sanofi-Aventis (Pharmaceuticals)                       371,600        27,062
                                                                    ----------
                                                                        73,832
                                                                    ----------

  GERMANY - 5.8%
  Bayer Motoren Werke (Motor vehicles)                   330,800        13,627
  Continental AG (Tires & Rubber)                        211,000        11,500
  Did Deutscher Industrie Svc (Commercial services)       82,300         2,373
  GFK AG (Commercial services)                            93,600         2,622
  Puma AG (Consumer non-durables)                         27,100         7,277
  SAP AG (Software)                                      142,900        22,223
                                                                    ----------
                                                                        59,622
                                                                    ----------

  GREECE - 2.1%
  Coca-Cola Hellenic Bottling S.A. (Beverages)           390,600         8,444
  EFG Eurobank (Banking)                                 175,500         4,135
  Folli Follie S.A. (Apparel and footwear retailer)      137,600         3,971
  National Bank of Greece (Banking)                      187,190         4,563
                                                                    ----------
                                                                        21,113
                                                                    ----------

  IRELAND - 1.1%
  Anglo Irish Bank plc (Finance)                         411,900         7,561
* Grafton Group (Wholesale distributors)                 429,600         3,995
                                                                    ----------
                                                                        11,556
                                                                    ----------

  ITALY - 2.1%
  Banco Popolare Di Verona E N (Banking)                 615,900        10,839
  Credito Emiliano SpA (Banking)                         458,600         3,827
  Merloni Elettrodemestici SpA
     (Electronics and appliances)                        194,500         3,209
  Pirelli & C Real Estate (Real estate development)       98,400         4,096
                                                                    ----------
                                                                        21,971
                                                                    ----------

  NORWAY - 1.3%
  Statoil Asa (Integrated oil & gas)                     937,700        13,533
                                                                    ----------

  INSTITUTIONAL INTERNATIONAL GROWTH FUND (continued)

  Portfolio of Investments, September 30, 2004
  (all dollar amounts in thousands)(unaudited)

--------------------------------------------------------------------------------
  ISSUER                                                 SHARES       VALUE
--------------------------------------------------------------------------------

  SPAIN - 1.0%

  Banco Popular Espanol (Banking)                         90,000         5,016
  Grupo Ferrovial S.A. (Industrial services)             121,700         5,447
                                                                    ----------
                                                                        10,463
                                                                    ----------

  SWEDEN - 2.7%
* Ericsson LM-B Shares (Communications equipment)      8,730,800        27,244
  Gunnebo AB (Producer manufacturing)                     13,000           159
                                                                    ----------
                                                                        27,403
                                                                    ----------
  SWITZERLAND - 2.9%
* Actelion (Biotechnology)                                36,500         3,758
* Geberit (Building products)                              1,426         1,112
* Micronas Semiconductor (Electronic technology)          52,783         2,251
  Serono S.A., Class "B" (Biotechnology)                  13,300         8,216
  UBS AG (Banking)                                       207,500        14,649
                                                                    ----------
                                                                        29,986
                                                                    ----------

  UNITED KINGDOM - 17.0%

* Acambis (Biotechnology)                                 19,300           107
  BG Group plc (Industrial services)                   2,880,300        19,366
* British Sky Broadcasting Group (Media)                  72,100           626
* Cairn Energy plc (Oil & gas
     exploration & production)                           245,800         6,457
  Capita Group plc (Commercial services)               1,768,300        10,552
  Carnival plc (Hotels, restaurants
     and leisure activities)                             405,100        20,002
  Cattle's Holdings plc (Finance and leasing)            529,500         3,171
  Cobham plc (Aerospace & defense)                       193,400         4,668
  French Connection (Apparel and footwear retail)        256,600         1,474
  HSBC Holdings (Diversified banks)                    1,151,800        18,314
  Intertek Group (Diversified Commercial Services)       329,000         3,577
  Johnston Press plc (Publishing)                        135,800         1,370
  MAN Group plc (Finance)                                295,700         6,374
  McCarthy & Stone plc (Real estate)                     279,200         3,035
* Michael Page International (Personnel services)      1,265,400         4,246
  Next plc (Multiline retail)                            285,500         8,455
  Reckitt Benckiser plc (Household products)             577,000        14,162
  Smith & Nephew plc
     (Health care equipment and supplies)                960,200         8,831
  Standard Chartered plc (Banking)                     1,134,300        19,502
  Tesco plc (Food retailer)                            3,890,100        20,116
                                                                    ----------
                                                                       174,405
                                                                    ----------

  CANADA - 5.8%
* Alimentation Couche-Tard - Class  "B"
     (Food retail)                                       216,000         5,181
* Cognos Inc. (Software)                                 151,300         5,413
  Manulife Financial Corp.
     (Life and health insurance)                         463,500        20,361
* Precision Drilling Corp. (Drilling)                    104,900         6,041
* Research in Motion Ltd.
     (Wireless telecommunication)                         93,800         7,166
* Shoppers Drug Mart Corp. (Retail trade)                148,300         4,022
  Suncor Energy, Inc. (Energy minerals)                  336,300        10,774
                                                                    ----------
                                                                        58,958
                                                                    ----------

  JAPAN - 19.4%
  Aeon Credit Service Co., Ltd. (Consumer finance)        86,000         4,899

  INSTITUTIONAL INTERNATIONAL GROWTH FUND (continued)

  Portfolio of Investments, September 30, 2004
  (all dollar amounts in thousands)(unaudited)

--------------------------------------------------------------------------------
  ISSUER                                                 SHARES       VALUE
--------------------------------------------------------------------------------

  Aeon Mall Co., Ltd. (Real estate)                       73,100         4,180
  Arnest One Corp. (Real estate)                          80,500         2,025
  Askul Corporation (Retail trade)                        70,300         4,398
  Canon, Inc. (Office electronics)                       370,000        17,436
* Chiyoda Corp. (Construction)                           681,500         5,174
  Fast Retailing Co. Ltd (Specialty retail)              140,600         9,573
  Hino Motors  Ltd. (Trucks, construction
     and farm machinery)                               1,271,300         8,867

  Hoya Corporation (Electronic technology)               115,500        12,132
  Keyence Corporation (Electronic technology)             48,290        10,182
  Misumi Corp. (Trading companies and distributors)      117,200         3,116
  Mitsubishi Tokyo Financial  (Banking)                    1,928        16,070
  Nakanishi Inc. (Medical specialties)                    46,500         3,128
  Neomax Co., Ltd. (Electronic
     equipment and instruments)                          164,000         2,628
  Nitori Company Ltd. (Specialty stores)                  67,840         3,903
  Nitto Denko Corporation (Electronic technology)        184,300         8,502
  Orix Corporation (Consumer finance)                    125,100        12,822
  Park 24 Co., Ltd. (Commercial services)                115,500         3,405
  Pasona Inc. (Personnel services)                           982         2,494
  Point Inc. (Apparel and footwear retail)               131,690         3,626
  Ryohin Keikaku Co. (General merchandise retaling)       77,400         3,347
  Sawai Pharmaceutical Co., Ltd. (Pharmaceuticals)        70,000         2,221
  Sharp Corp. (Electronics)                              875,900        12,076
* Shinsei Bank, Ltd. (Banking)                         1,274,000         7,738
  SMC Corporation (Trucks, construction
     and farm machinery)                                  76,100         7,303
  Sugi Pharmacy (Food and staple retailing)                3,300           104
  Sumitomo Trust & Banking Co. (Finance)               1,934,000        11,444
  Toto Ltd. (Building products)                          721,000         6,278
  Trend Micro Inc. (Application software)                154,000         6,640
  USS Co., Ltd. (Commercial services)                     44,000         3,328
                                                                    ----------
                                                                       199,039
                                                                    ----------
              See accompanying Notes to Portfolios of Investments.

  Institutional International Growth Fund
  Portfolio of Investments, September 30, 2004
  (all dollar amounts in thousands) (unaudited)

--------------------------------------------------------------------------------
  ISSUER                                                 SHARES       VALUE
--------------------------------------------------------------------------------

  EMERGING ASIA - 7.4%
  CHINA - 0.0%
  Zhejiang Expressway Holding Co.
     (Transportation infrastucture)                      264,000    $      172
                                                                    ----------

  INDIA - 2.9%
  Bharat Forge Ltd. (Machinery)                          128,785         2,219
* Bharti Tele-Ventures
     (Wireless telecommunication services)             1,428,200         4,544
* Biocon Ltd. (Biotechnology)                            326,400         3,874
  HDFC Bank (Banking)                                    378,500         3,339
  HDFC Bank ADR (Banking)                                 22,800           774
  Housing Development Finance Corp.
     (Financial services)                                322,300         4,275
  Infosys Technologies, Ltd.
     (Consulting and software services)                  208,828         7,701
* Infosys Technologies, Ltd. ADR
     (Consulting and software services)                   19,800         1,121
  Mphasis BFL, Ltd. (Information technology)             300,000         1,946
* Ranbaxy Laboratories Ltd  GDR (Pharmaceuticals)         15,300           363
                                                                    ----------
                                                                        30,156
                                                                    ----------

  INDONESIA - 0.5%
* Bank Rakyat Indonesia (Banking)                     21,589,500         4,846
  Unilever Indonesia Tbk
     (Household and personal care)                       350,000           125
                                                                    ----------
                                                                         4,971
                                                                    ----------

  SOUTH KOREA - 2.5%
  Hyundai Motor Co., Ltd. (Automobiles)                  273,300        12,574
  Samsung Electronics Co. (Semiconductors)                33,600        13,343
                                                                    ----------
                                                                        25,917
                                                                    ----------

  TAIWAN - 1.4%
  EVA Airways  Corp. (Airlines)                        7,852,504         3,049
  Hon Hai Precision Industry (Computers)               3,217,347        11,078
  Taiwan Semiconductor  ADR (Semiconductors)              86,100           615
                                                                    ----------
                                                                        14,742
                                                                    ----------

  THAILAND - 0.1%
* Tisco Finance (Finance, rental and leasing)            788,000           452
                                                                    ----------

  ASIA - 5.5%
  AUSTRALIA - 2.5%
  Billabong International Ltd.
     (Apparel and luxury goods)                          565,000         3,929
  Macquarie Bank, Ltd. (Financial services)              243,400         6,452
  Perpetual Trustees Australia
     (Investment managers)                               117,800         4,303
  Sigma Company, Ltd. (Medical distributors)             605,100         3,549
  Toll Holdings, Ltd. (Trucking)                         925,100         7,821
                                                                    ----------
                                                                        26,054
                                                                    ----------

  HONG KONG - 2.8%
  China Insurance International (Insurance)            5,480,000         2,833
  Cnooc Ltd. (Oil and gas)                            26,868,000        14,051
  Esprit Holdings Ltd.

  Institutional International Growth Fund (continued)
  Portfolio of Investments, September 30, 2004
  (all dollar amounts in thousands) (unaudited)

--------------------------------------------------------------------------------
  ISSUER                                                 SHARES       VALUE
--------------------------------------------------------------------------------

     (Apparel, footwear and retail)                    1,223,500         6,212

* Global Bio-Chem Technol Warrants
     (Food products)                                     158,250            10
  Techtronic Industries Co. (Consumer durables)        2,666,000         5,247
                                                                    ----------
                                                                        28,353
                                                                    ----------

  SINGAPORE - 0.2%
  Osim International Ltd. (Consumer sundries)          2,854,200         1,662
  Unisteel Technology, Ltd. (Electronic components)      154,000           118
                                                                    ----------
                                                                         1,780
                                                                    ----------

  LATIN AMERICA - 4.1%
  BRAZIL - 0.4%
  Banco Itau Holding ADR (Banking)                        15,800           877
* Natura Cosmeticos S.A. (Cosmetics)                     161,400         3,263
                                                                    ----------
                                                                         4,140
                                                                    ----------

  CHILE - 1.1%
* Cencosud S.A. - ADR  144A (Retail Stores)               175,600         3,795
  Lan Chile S.A. - ADR (Airlines)                        194,800         4,712
  S.A.C.I. Falabella (Department stores)               1,316,600         2,832
                                                                    ----------
                                                                        11,339
                                                                    ----------

  MEXICO - 2.6%
  America Movil S.A. (Communications)                  5,030,100         9,812
* Consorcio Ara  S.A (Homebuilding)                      464,700         1,326
* Corporacion Geo Sa De Cv (Homebuilding)              1,390,000         2,008
* Urbi Desarrollos Urbanos S.A.
     (Household durables)                                881,400         3,228
  Walmart de Mexico (Retail trade)                     2,961,200        10,052
                                                                    ----------
                                                                        26,426
                                                                    ----------

  EMERGING EUROPE, MID-EAST, AFRICA - 3.4%
  EGYPT - 1.1%
  Orascom Contruction Industry (Construction)            257,000         5,573
  Orascom Contruction Industry  GDR (Construction)         4,000           172
* Orascom Telecommunication Holding
     GDR (Telecommunications)                            402,300         5,914
                                                                    ----------
                                                                        11,659
                                                                    ----------

  ISRAEL - 0.7%
  Teva Pharmaceutical Inds. - ADR
     (Pharmaceuticals)                                   274,200         7,115
                                                                    ----------

  POLAND - 0.3%
  Bank Pekao S.A. (Banking)                               89,400         3,065
                                                                    ----------

  SOUTH AFRICA - 1.3%
  Edgars Consolidated Stores
     (Apparel, footwear and retail)                      157,000         4,577
* MTN Group Ltd. (Telecommunication services)          1,140,900         5,425
  Network Healthcare Holdings (Health services)        4,343,200         3,319
                                                                    ----------
                                                                        13,321
                                                                    ----------

  Institutional International Growth Fund (continued)
  Portfolio of Investments, September 30, 2004
  (all dollar amounts in thousands) (unaudited)

--------------------------------------------------------------------------------
  ISSUER                                                 SHARES       VALUE
--------------------------------------------------------------------------------

  Total Common Stock -- 91.1%                                          934,726
                                                                    ----------

      (cost $823,407)

  Preferred Stock
  BRAZIL - 1.3%
  Banco Itau Holding (Banking)                        74,490,000         8,246

  Geradau S.A. (Steel)                                   289,620         4,706
                                                                    ----------
  Total Preferred Stock - 1.3%                                          12,952
                                                                    ----------
      (cost $8,756)

  Investment in Affiliate
  William Blair Ready Reserves Fund                   20,110,971        20,111
                                                                    ----------

  Total Investments in Affiliate - 2.0%
      (cost $20,111)                                                    20,111
                                                                    ----------

  Short-Term Investments
  American Express Demand Note, VRN 1.69%             28,066,000        28,066
                                                                    ----------
     due 10/1/04

  TOTAL SHORT-TERM INVESTMENTS - 2.7%
      (cost $28,066)                                                    28,066
                                                                    ----------

  TOTAL INVESTMENTS - 97.1%                                            995,855
      (cost $880,340)

  Cash and other assets, less liabilities - 2.9%                        29,706
                                                                    ----------
  Net assets - 100.0%                                               $1,025,561
                                                                    ==========

----------
* Non-income producing securities
ADR = American Depository Receipt GDR =
Global Depository Receipt

All securities excluding those traded on exchanges in this hemisphere are fair valued pursuant to Valuation Procedures adopted by the Board of Trustees.

              See accompanying Notes to Portfolios of Investments.

INSTITUTIONAL INTERNATIONAL GROWTH FUND

Portfolio of Investments, september 30, 2004
(all dollar amounts in thousands)(unaudited)
--------------------------------------------------------------------------------

At September 30, 2004 the Fund's Portfolio of Investments includes the following industry categories:

Financials........................................   26.0%
Consumer Discretionary............................   21.3%
Information Technology............................   15.0%
Industrials and Services..........................   10.8%
Healthcare........................................    8.6%
Energy............................................    7.4%
Consumer Staples..................................    6.1%
Telecommunication Services........................    3.5%
Materials.........................................    1.3%
                                                    -----
                                                    100.0%
                                                    =====

At September 30, 2004 the Fund's Portfolio of Investments includes the following currency categories:

Euro..............................................   23.4%
Japanese Yen......................................   21.0%
British Pound Sterling............................   18.4%
Canadian Dollar...................................    6.3%
Swiss Franc.......................................    3.2%
Hong Kong Dollar..................................    3.0%
Indian Rupee......................................    2.9%
Swedish Krona.....................................    2.9%
Mexico Nuevo Peso.................................    2.8%
Australian Dollar.................................    2.8%
South Korean Won..................................    2.7%
United States Dollar..............................    2.7%
Brazilian Real....................................    1.7%
New Taiwan Dollar.................................    1.5%
All other currencies..............................    4.7%
                                                    100.0%
                                                    =====

               See accompanying Notes to Portfolios of Investments

--------------------------------------------------------------------------------
Notes to the Portfolios of Investments
--------------------------------------------------------------------------------

(1)  Significant Accounting Policies

(a)  Description of the Fund

William Blair Funds (the "Fund") is a diversified mutual fund registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. For each portfolio, the number of shares authorized is unlimited. The Fund currently consists of the following twelve portfolios (the "Portfolios"), each with its own investment objectives and policies.

        Equity Portfolios       International Portfolios
        -----------------       ------------------------
        Growth                  International Growth
        Tax-Managed Growth      International Equity
        Large Cap Growth        Institutional International Growth
        Small Cap Growth        Institutional International Equity
        Small-Mid Cap Growth    Fixed Income Portfolio
                                ------------------------
        Value Discovery         Income
                                Money Market Portfolio
                                ------------------------
                                Ready Reserves

The investment objectives of the Portfolios are as follows:

Equity ........................  Long-term capital appreciation.
International .................  Long-term capital appreciation.
                                 High level of current income with relative
Fixed Income ..................  stability of principal.
                                 Current income, a stable share price and daily
Money Market ..................  liquidity.

The Institutional International Equity Fund has not commenced operations as of the date of this report.

(b)  Investment Valuation

The market value of domestic equity securities and options is determined by valuing securities traded on national securities exchanges or markets or in the over-the-counter markets at the last sales price or, if applicable, the official closing price or, in the absence of a sale on the date of valuation, at the latest bid price.

If the foreign exchange or market on which a security is primarily traded closes before the close of regular trading on the New York Stock Exchange (4:00 p.m. Eastern time), the Funds use an independent pricing service on a daily basis to estimate the fair value price as of the close of regular trading on the New York Stock Exchange. Otherwise, the value of foreign equity securities is determined based on the last sale price on the foreign exchange or market on which it is primarily traded or, if there have been no sales during that day, at the latest bid price. Foreign currency forward contracts and foreign currencies are valued at the forward and current exchange rates, respectively, prevailing on the date of valuation.

Long-term, fixed income securities are valued based on market quotations, or by independent pricing services that use prices provided by market makers or by estimates of market values obtained from yield data relating to instruments or securities with similar characteristics.

Investments in other funds are valued at the underlying fund's net asset value on the date of valuation. Other securities, and all other assets, including securities for which a market price is not available, or the value of which is affected by a significant valuation event, are valued at fair value as determined in good faith by, or under the direction of the Board of Trustees and in accordance with the Fund's valuation procedures. As of September 30, 2004, there were securities held in Small Cap Growth, Value Discovery and International Growth, Institutional International Growth and International Equity Portfolios requiring fair valuation pursuant to the Fund's valuation procedures. Short-term securities held in the Ready Reserves Fund are valued at amortized cost, which approximates market value.

(c)  Investment income and investment transactions

Dividend income is recorded on the ex-dividend date, except for those dividends from certain foreign securities which are recorded as soon as the information is available.

Premiums and discounts are accreted and amortized on a straight-line basis for short-term investments and on an effective interest method for long-term investments.

Interest income is determined on the basis of the interest accrued, adjusted for amortization of premium or discount. Variable rate bonds and floating rate notes earn interest at coupon rates that fluctuate at specific time intervals. The interest rates shown in the Portfolio of Investments for the Income Portfolio and the Ready Reserves Portfolio were the rates in effect on September 30, 2004. Put bonds may be redeemed at the discretion of the holder on specified dates prior to maturity. The Portfolios utilize the straight-line method of amortization of premiums and discounts for short-term securities (maturities less than one year) and the effective interest method for long-term securities (maturities greater than one year).

Paydown gains and losses on mortgage and asset-backed securities are treated as an adjustment to interest income. For the period ended September 30, 2004, the Income Portfolio recognized a reduction of interest income and a reduction of net realized loss of $1,867 (in thousands). For the years ended December 31, 2003 and 2002, the Income Portfolio recognized a reduction in interest income and a reduction in net realized loss of $2,691 and $948 (in thousands), respectively. This reclassification has no effect on the net asset value of the Portfolio.

Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on an identified high basis.

(d)  Foreign Currency Translation and Foreign Currency Forward Contracts

The International Growth, International Equity Portfolios and the Institutional International Growth Fund may invest in securities denominated in foreign currencies. As such, assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate on the date of valuation. The Portfolios may enter into foreign currency forward contracts
(1) as a means of managing the risks associated with changes in the exchange rates for the purchase or sale of a specific amount of a particular foreign currency, and (2) to hedge the value, in U.S. dollars, of portfolio securities. Gains and losses from foreign currency transactions associated with purchases and sales of investments and foreign currency forward contracts are included with the net realized and unrealized gain or loss on investments.

(e)  Income Taxes

Each Portfolio intends to comply with the special provisions of the Internal Revenue Code available to regulated investment companies and, therefore, no provision for Federal income taxes has been made in the financial statements since each Portfolio intends to distribute substantially all of its taxable income to its shareholders and be relieved of all Federal income taxes.

The cost of investments for Federal income tax purposes and related gross unrealized appreciation/(depreciation) and net unrealized appreciation/(depreciation) September 30, 2004, were as follows (in thousands):

                                                                                                       Net
                                                                  Gross            Gross        Unrealized
                                               Cost of       Unrealized       Unrealized    Appreciation /
Portfolio                                  Investments     Appreciation     Depreciation     (Depreciation)
------------------------                --------------    --------------   --------------   --------------
Growth                                  $      217,643    $       58,281   $       13,557   $       44,724
Tax-Managed Growth                               4,482             1,204              160            1,044
Large Cap Growth                                 5,424               936              281              655
Small Cap Growth                               537,980           102,697           25,425           77,272
Small-Mid Cap Growth                            16,619             1,201              778              423
International Growth                         2,102,935           483,234           52,395          430,839
International Equity                             6,644               305              119              186
Value Discovery                                197,263            58,454           10,164           48,290
Income                                         270,927             5,422            2,273            3,149
Ready Reserves                               1,139,819                --               --               --
Institutional International Grwoth             881,240           135,089           20,474          114,615

(f)  Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results may differ from those estimates.

Item 2. Controls and Procedures

     (a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures.

     (b) There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits

     Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as exhibit EX-99.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WILLIAM BLAIR FUNDS


By: /s/ MARCO HANIG
    ------------------------------------
    MARCO HANIG, PRESIDENT

Date: November 22, 2004

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ MARCO HANIG
    -----------------------------------------------------------
    MARCO HANIG, PRESIDENT (Principal Executive Officer)

Date: November 22, 2004


By: /s/ TERENCE M. SULLIVAN
    ---------------------------------------------
    TERENCE M. SULLIVAN
    Treasurer (Principal Financial Officer)

Date: November 22, 2004